Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Apr. 20, 2012 Class A ordinary shares	Apr. 20, 2012 Class B ordinary shares
Entity Registrant Name	Renren Inc.
Entity Central Index Key	0001509223
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		775,870,790	405,388,450
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 284,643	$ 136,063
Term deposit	702,680
Short-term investments	53,393	62,318
Accounts receivable (net of allowances of $233 and $224 as of December 31, 2010 and 2011, respectively)	14,911	12,815
Prepaid expenses and other current assets	59,389	7,274
Amounts due from related parties	573	218,456
Deferred tax assets-current	1,381	593
Total current assets	1,116,970	437,519
Equipment, net	22,301	11,307
Intangible assets, net	28,086	2,747
Goodwill	58,998	4,420
Long-term investments	50,300
Deferred tax assets-noncurrent		481
Other non-current assets	1,353
TOTAL ASSETS	1,278,008	456,474
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Renren Inc. of $6,441 and $19,522 as of December 31, 2010 and 2011, respectively)	20,381	6,443
Accrued expenses and other payables (including accrued expenses and other payables of the consolidated VIEs without recourse to Renren Inc. of $12,770 and $24,999 as of December 31, 2010 and 2011, respectively)	31,108	14,408
Amount due to a related party	51
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to Renren Inc. of $4,476 and $6,632 as of December 31, 2010 and 2011, respectively)	7,441	4,476
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Renren Inc. of $34 and $1,506 as of December 31, 2010 and 2011, respectively)	1,506	64
Total current liabilities	60,487	25,391
Deferred tax liabilities-noncurrent	6,976	516
TOTAL LIABILITIES	67,463	25,907
Commitments (Note 27)
Shareholders' Equity (Deficit):
Ordinary shares		211
Treasury stock, at cost (nil and 18,267,684 shares as of December 31, 2010 and 2011, respectively)	(25,597)
Additional paid in capital	1,407,059	9,470
Subscription receivable		(4,909)
Statutory reserves	3,507	2,595
Accumulated deficit	(183,228)	(223,572)
Accumulated other comprehensive income	7,334	46,646
Total shareholders' equity (deficit)	1,210,245	(169,392)
Non-controlling interests	300
Total equity (deficit)	1,210,545	(169,392)
TOTAL LIABILITIES, CONVERTIBLE REDEEMABLE PREFERRED SHARES AND EQUITY (DEFICIT)	1,278,008	456,474
Series C convertible redeemable preferred shares
Current liabilities:
Convertible redeemable preferred shares		28,520
Series D convertible redeemable preferred shares
Current liabilities:
Convertible redeemable preferred shares		571,439
Series A convertible preferred shares
Shareholders' Equity (Deficit):
Convertible preferred shares		85
Series B convertible preferred shares
Shareholders' Equity (Deficit):
Convertible preferred shares		82
Class A ordinary shares
Shareholders' Equity (Deficit):
Ordinary shares	771
Class B ordinary shares
Shareholders' Equity (Deficit):
Ordinary shares	$ 399

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowances (in dollars)	$ 224	$ 233
Accounts payable (in dollars)	20,381	6,443
Accrued expenses and other payables (in dollars)	31,108	14,408
Deferred revenue (in dollars)	7,441	4,476
Income tax payable (in dollars)	1,506	64
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, shares issued		211,383,000
Ordinary shares, shares outstanding		211,383,000
Treasury stock, shares	18,267,684
Variable Interest Entity
Accounts payable (in dollars)	19,522	6,441
Accrued expenses and other payables (in dollars)	24,999	12,770
Deferred revenue (in dollars)	6,632	4,476
Income tax payable (in dollars)	1,506	34
Series C Preferred Stock [Member]
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Convertible redeemable preferred stock, shares authorized	215,959,520	215,959,520
Convertible redeemable preferred stock, shares issuance price (in dollars per share)	$ 0.223	$ 0.223
Convertible redeemable preferred stock, shares issued		128,048,440
Convertible redeemable preferred stock, shares outstanding		128,048,440
Convertible redeemable preferred stock, liquidation value (in dollars)		26,713
Series D Preferred Stock [Member]
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Convertible redeemable preferred stock, shares authorized	434,204,890	434,204,890
Convertible redeemable preferred stock, shares issuance price (in dollars per share)	$ 0.993	$ 0.993
Convertible redeemable preferred stock, shares issued		434,204,890
Convertible redeemable preferred stock, shares outstanding		434,204,890
Convertible redeemable preferred stock, liquidation value (in dollars)		403,854
Series A Preferred Stock [Member]
Convertible preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	100,000,000	100,000,000
Convertible preferred stock, shares issued		85,100,000
Convertible preferred stock, shares outstanding		85,100,000
Convertible preferred stock, liquidation value (in dollars)		85
Series B Preferred Stock [Member]
Convertible preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	100,000,000	100,000,000
Convertible preferred stock, shares issued		81,501,540
Convertible preferred stock, shares outstanding		81,501,540
Convertible preferred stock, liquidation value (in dollars)		$ 82
Common Class A [Member]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, shares issued	770,912,350
Ordinary shares, shares outstanding	770,912,350
Common Class B [Member]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	398,763,450
Ordinary shares, shares outstanding	398,763,450

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues	$ 117,967	$ 76,535	$ 46,684
Cost of revenues	26,233	16,624	10,379
Gross profit	91,734	59,911	36,305
Operating expenses:
Selling and marketing	62,050	20,281	19,375
Research and development	40,310	23,699	12,937
General and administrative	17,215	7,511	6,510
Impairment of intangible assets	2,351	739	211
Total operating expenses	121,926	52,230	39,033
Gain (loss) from operations	(30,192)	7,681	(2,728)
Other income	2,340
Change in fair value of warrants		(74,364)	(68,184)
Exchange gain on dual currency deposit and offshore bank accounts	7,753	3,781	1,673
Interest income	9,619	335	288
Realized gain on available-for-sale investments	50,911		755
Gain on disposal of cost method investment		40
Impairment of cost method investment	(79)
Income (loss) before provision for income tax and earnings (loss) in equity method investment, net of income taxes	40,352	(62,527)	(68,196)
Income tax benefit (expenses)	(668)	1,332	31
Income (loss) before loss in equity method investment, net of income taxes	39,684	(61,195)	(68,165)
Earnings (loss) in equity method investment, net of income taxes	1,320		(102)
Income (loss) from continuing operations	41,004	(61,195)	(68,267)
Discontinued operations:
Loss from operation of discontinued operations, net of tax		(4,301)	(2,481)
Gain on disposal of discontinued operations, net of tax		1,341	633
Loss on discontinued operations, net of tax		(2,960)	(1,848)
Net income (loss)	41,004	(64,155)	(70,115)
Add: Net loss attributable to the noncontrolling interest, net of tax $nil	252
Net income (loss) attributable to Renren Inc.	$ 41,256	$ (64,155)	$ (70,115)
Net income (loss) from continuing operations attributable to Renren Inc. shareholders:
Basic (in dollars per share)	$ 0.05	$ (0.3)	$ (0.34)
Diluted (in dollars per share)	$ 0.05	$ (0.3)	$ (0.34)
Net income (loss) from discontinued operations attributable to Renren Inc. shareholders
Basic (in dollars per share)		$ (0.01)	$ (0.01)
Diluted (in dollars per share)		$ (0.01)	$ (0.01)
Net loss attributable to Renren Inc. shareholders:
Basic (in dollars per share)	$ 0.05	$ (0.31)	$ (0.35)
Diluted (in dollars per share)	$ 0.05	$ (0.31)	$ (0.35)
Weighted average number of shares used in calculating net income (loss) per share
Basic (in shares)	850,670,583	244,613,530	250,730,367
Diluted (in shares)	901,340,381	244,613,530	250,730,367

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net loss attributable to the noncontrolling interest, tax

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total Renren Inc.'s deficit	Ordinary shares	Treasury shares	Additional paid-in capital	Subscription receivable	Accumulated other comprehensive income	Statutory reserves	Accumulated deficit	Noncontrolling interest	Total comprehensive income (loss) for the year	Series A convertible preferred shares	Series A convertible preferred shares Total Renren Inc.'s deficit	Series A convertible preferred shares Preferred Stock	Series A convertible preferred shares Additional paid-in capital	Series A convertible preferred shares Accumulated deficit	Series B convertible preferred shares	Series B convertible preferred shares Total Renren Inc.'s deficit	Series B convertible preferred shares Preferred Stock	Series B convertible preferred shares Additional paid-in capital	Series B convertible preferred shares Accumulated deficit	Series A and B convertible preferred shares	Series A and B convertible preferred shares Total Renren Inc.'s deficit	Series A and B convertible preferred shares Additional paid-in capital	Series A and B convertible preferred shares Accumulated deficit	Class A ordinary shares Ordinary shares	Class B ordinary shares Ordinary shares
Balance at Dec. 31, 2008	$ (12,401)	$ (12,401)	$ 249				$ 6,898		$ (19,741)					$ 100					$ 93
Balance (in shares) at Dec. 31, 2008			249,058,340											100,000,000					92,558,680
Increase (Decrease) in Shareholders' Equity
Share-based compensation	2,256	2,256			2,256
Excess of repurchase consideration paid over the carrying amount of Series C shares (Note 17)	(13,445)	(13,445)			(2,477)				(10,968)
Unrealized gain on available-for-sale investments, net of tax effect of nil	12,687	12,687					12,687				12,687
Foreign currency translation adjustments	(36)	(36)					(36)				(36)
Net income (loss)	(70,115)	(70,115)							(70,115)		(70,115)
Transfer to statement of operations of realized gain on available-for-sales investment, net of tax effect of nil	(755)	(755)					(755)				(755)
Provision of statutory reserves								2,595	(2,595)
Exercise of option	270	270	2		268
Exercise of option (in shares)			1,500,000
Repurchase of shares														(3)					(2)			(2,974)	(2,974)	(58)	(2,911)
Repurchase of shares (in shares)														(3,500,000)					(1,457,140)
Issuance of common shares	11	11			11
Issuance of common shares (in shares)			214,300
Total comprehensive income (loss)											(58,219)
Balance at Dec. 31, 2009	(84,502)	(84,502)	251				18,794	2,595	(106,330)					97					91
Balance (in shares) at Dec. 31, 2009			250,772,640											96,500,000					91,101,540
Increase (Decrease) in Shareholders' Equity
Share-based compensation	2,798	2,798			2,798
Unrealized gain on available-for-sale investments, net of tax effect of nil	27,539	27,539					27,539				27,539
Foreign currency translation adjustments	313	313					313				313
Net income (loss)	(64,155)	(64,155)							(64,155)		(64,155)
Exercise of option	1,566	1,566	11		1,555
Exercise of option (in shares)			11,058,330
Repurchase of shares	(42,455)	(42,455)	(61)		(1,531)				(40,863)			(6,840)	(6,840)	(12)	(28)	(6,800)	(5,760)	(5,760)	(9)	(327)	(5,424)
Repurchase of shares (in shares)			(60,447,970)											(11,400,000)					(9,600,000)
Issuance of common shares	2,104	2,104	10		7,003	(4,909)
Issuance of common shares (in shares)			10,000,000
Total comprehensive income (loss)											(36,303)
Balance at Dec. 31, 2010	(169,392)	(169,392)	211		9,470	(4,909)	46,646	2,595	(223,572)					85					82
Balance (in shares) at Dec. 31, 2010			211,383,000											85,100,000					81,501,540
Increase (Decrease) in Shareholders' Equity
Share-based compensation	5,523	5,523			5,523
Unrealized gain on available-for-sale investments, net of tax effect of nil	(8,873)	(8,873)					(8,873)				(8,873)
Capital contribution from non-controlling interest Shareholder of Qingting	542									542
Foreign currency translation adjustments	2,389	2,379					2,379			10	2,389
Net income (loss)	41,004	41,256							41,256	(252)	41,004
Transfer to statement of operations of realized gain on available-for-sales investment, net of tax effect of nil	(32,818)	(32,818)					(32,818)				(32,818)
Provision of statutory reserves								912	(912)
Exercise of option	14,233	14,233	62		14,157																					7	7
Exercise of option (in shares)			61,171,840																							7,128,595	7,229,170
Repurchase of shares	(24,310)	(24,310)	(1)	(25,597)	1,306																					(18)
Repurchase of shares (in shares)			(800,000)	(18,267,684)																						(18,267,684)
Issuance of common shares	777,379	777,379			777,203																					176
Issuance of common shares (in shares)																										176,162,559
Conversion of preferred shares upon IPO	599,959	599,959			599,400									(85)					(82)							494	232
Conversion of preferred shares upon IPO (in shares)														(85,100,000)					(81,501,540)							494,265,840	231,402,480
Registration of ordinary shares as Class A and Class B ordinary shares prior to IPO			(272)																							112	160
Registration of ordinary shares as Class A and Class B ordinary shares prior to IPO			(271,754,840)																							111,623,040	160,131,800
Cash received from share subscription receivables	4,909	4,909				4,909
Total comprehensive income (loss)											1,702
Balance at Dec. 31, 2011	$ 1,210,545	$ 1,210,245		$ (25,597)	$ 1,407,059		$ 7,334	$ 3,507	$ (183,228)	$ 300																$ 771	$ 399
Balance (in shares) at Dec. 31, 2011				(18,267,684)																						770,912,350	398,763,450

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) AND COMPREHENSIVE INCOME (LOSS)
Issuance of common shares upon IPO, issuance costs	$ 6,317
Unrealized gain on marketable securities, net of tax effect of nil
Transfer to statement of operations of realized gain on available-for-sale-investment, net of tax effect of nil

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 41,004	$ (64,155)	$ (70,115)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Impairment on intangible assets	2,351	739	211
Depreciation and amortization	8,640	6,262	4,836
Gain on disposal of equipments	(24)	(5)
Gain on disposal of discontinued operations		(1,341)	(633)
Exchange gain on dual currency deposit and offshore accounts	(7,753)	(3,781)	(1,673)
Provision for doubtful accounts	831	446	274
Earnings on available-for-sale investments	(50,911)		(755)
Earnings in equity method investment	(1,320)
Gain on disposal of cost method investment		(40)
Impairment on equity method investment			102
Impairment on long lived assets	79
Change in fair value of warrants		74,364	68,184
Share-based compensation expense	5,523	2,798	2,256
Changes in operating assets and liabilities:
Accounts receivable	213	(339)	(8,295)
Prepaid expenses and other current assets	(29,446)	(4,261)	(4,155)
Other non-current assets	(1,332)
Accounts payable	12,344	4,030	612
Amounts due from related party	1,364
Accrued expenses and other payables	12,561	1,228	7,098
Deferred revenue	2,319	2,268	1,928
Income tax payable	1,125	427	167
Deferred income taxes	(768)	(1,352)	15
Net cash provided by (used in) operating activities	(3,200)	17,288	57
Cash flows from investing activities:
Considerations paid for business acquisition (net of cash acquired of $nil, $nil and $5,332 for the years ended December 31, 2009, 2010 and 2011, respectively)	(74,268)
Sales of short-term investments	331,420	1,713,833	981,361
Purchase of short-term investments	(311,262)	(1,712,243)	(988,681)
Purchase of cost method investment	(2,460)
Purchase of equity method investment	(46,599)
Increase in term deposit	(696,939)
Purchases of equipment	(18,998)	(5,701)	(9,916)
Purchases of intangible assets	(325)	(165)	(194)
Proceeds from disposal of equipment	89	11	2
Proceeds from sales of discontinued business	18,443		730
Net cash used in investing activities	(800,899)	(4,265)	(16,698)
Cash flows from financing activities:
Issuance of ordinary shares		2,104	11
Repurchase of ordinary shares	(44,361)	(42,455)
Shares issued during IPO	777,379
Proceeds from exercise of Series D warrants	198,090	84,106	80,372
Proceeds from exercise of share options	14,233	1,566
Loans due to a related party			(154)
Cash received for share subscription receivable	4,909
Capital contribution from noncontrolling interest shareholders	542
Net cash provided by financing activities	950,792	32,721	55,599
Net increase in cash and cash equivalents	146,693	45,744	38,958
Cash and cash equivalents at beginning of year	136,063	90,376	51,424
Effect of exchange rate changes	1,887	(57)	(6)
Cash and cash equivalents at end of year	284,643	136,063	90,376
Supplemental cash flow information:
Income taxes paid	376	8	380
Noncash investing and financing actions:
Receivable for disposition of Mop.com and Gummy Inc (Note 4)		18,141
Receivable for exercise of Tranche 4 Series D warrants (Note 18)		198,090
Class A ordinary shares
Cash flows from financing activities:
Repurchase of ordinary shares		(6,840)	(2,100)
Class B ordinary shares
Cash flows from financing activities:
Repurchase of ordinary shares		(5,760)	(874)
Class C ordinary shares
Cash flows from financing activities:
Repurchase of ordinary shares			$ (21,656)

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CASH FLOWS
Considerations paid for business acquisition, cash acquired	$ 5,332

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

Renren Inc. (the “Company”), a private company incorporated in the Cayman Islands, and its consolidated subsidiaries, variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively referred to as the “Group”) are primarily engaged in the operation of internet portal sites and social networking sites (“SNS”), on-line advertising services through the internet, online gaming operations, and the provision of internet value-added services (“IVAS”) in the People’s Republic of China (the “PRC”).

As of December 31, 2011, Renren Inc.’s subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

	Later of date		Percentage
	of incorporation	Place of	of legal ownership
Name of Subsidiaries	or acquisition	incorporation	by Renren Inc.	Principal activities

Wholly owned subsidiaries of the Company:
Qianxiang Shiji Technology Development (Beijing) Co., Ltd. (“Qianxiang Shiji”)	March 21, 2005	PRC	100%	Investment holding
ChinaInterActiveCorp (“CIAC”)	August 5, 2005	Cayman Islands	100%	Investment holding
Nuomi Taiwan Technology Development Co., Ltd. (“Nuomi Taiwan”)	September 13. 2010	Taiwan	100%	Internet business
Nuomi Inc.	January 5, 2011	Cayman	100%	Investment holding
Renren-Jingwei Inc.	March 7, 2011	Cayman	100%	Inactive
Happy Link Corporation Limited	May 7, 2011	HongKong	100%	Inactive company
Lin224 Inc.	May 31, 2011	Cayman	100%	Investment holding
JiehunChina Inc.	June 14, 2011	Cayman	100%	Inactive
Renren Game Japan Inc.	August, 2011	Japan	100%	Internet business
Renren Lianhe Holdings	September 2, 2011	Cayman	100%	Investment holding
Xin Ditu Holdings	September 7, 2011	Cayman	100%	Inactive
Renren Game Korea	September 30, 2011	Korea	100%	Internet business
Wole Inc.	October 27, 2011	Cayman	100%	Investment holding
56.com Ltd.	October 27, 2011	BVI	100%	Investment holding
Beijing Wole Technology Co. Ltd. (“Beijing Wole”)	October 27, 2011	PRC	100%	Investment holding
Variable Interest Entities:
Beijing Qianxiang Tiancheng Technology Development Co., Ltd. (“Qianxiang Tiancheng”)	October 28, 2002	PRC	N/A	IVAS business
Guangzhou Qianjun Technology Co., Ltd. (“Guangzhou Qianjun”)	October 7, 2010	PRC	N/A	Internet information service
Subsidiaries of Variable Interest Entities:
Beijing Nuomi Wang Technology Development Co., Ltd. (“Beijing Nuomi”)	April 17, 2006	PRC	N/A	Internet business
Beijing Qianxiang Wangjing Technology Development Co., Ltd. (“Qianxiang Wangjing”)	November 11, 2008	PRC	N/A	Internet business
Shanghai Qian Xiang Changda Internet Information Technology Development Co., Ltd. (“Shanghai Changda”)	October 25, 2010	PRC	N/A	Internet business
Beijing Qingting Changyou Technology Development Co., Ltd. (“Qingting Changyou”)	April 27, 2011	PRC	N/A	Online business travel agent
Beijing Wole Shijie Technology Co., Ltd. (“Wole Shijie”)	October 27, 2011	PRC	N/A	Technology development and service

History of the Group and reorganization under common control

The Group began its operations under the name of 1000 Oaks Co. (“1000 Oaks”), a company incorporated in the United States of America in December 2002.  In August 2005, the shareholders of 1000 Oaks incorporated ChinaInterActiveCorp (“CIAC”) in the Cayman Islands with all outstanding shares of 1000 Oaks exchanged for ordinary and preferred shares of CIAC’s and 1000 Oaks became a wholly owned subsidiary of CIAC.

In February 2006, Oak Pacific Interactive was incorporated in the Cayman Islands.  In March 2006, CIAC’s shareholders exchanged all of their outstanding ordinary and preferred shares for ordinary and preferred shares of Renren Inc. with the same respective terms (“2006 Re-organization”).  As a result, Oak Pacific Interactive owns 100% equity interest of CIAC and CIAC became a wholly owned subsidiary of Oak Pacific Interactive.  On December 13, 2010, Oak Pacific Interactive was renamed as Renren Inc.

The above transactions were reorganizations of entities under common control and have been accounted for in a manner akin to a pooling of interest as if Renren Inc. had been in existence since December 2002 and had owned 1000 Oaks since that date.

Throughout the history, the Group conducted various acquisitions and disposals, and below is a summary of such activities.

Acquisitions and disposals in relation with wireless value added services (“WVAS”) business

The Group made several acquisitions historically for its WVAS business.  The acquired entities were sold in 2009 as set out in Note 4.

In September 2005, the Group completed the acquisition of 40% interest in Beijing Jin Wang Heng Feng Technology Development Co., Ltd. (“Beijing Jin Wang”) and 60% interest in Beijing Wo Te Xin Tong Technology Co., Ltd. (“Beijing Wo Te”) for a cash consideration of $767 and $1,722 respectively.  Subsequently, in April 2006 the Group completed the acquisition of the remaining 60% interest in Beijing Jin Wang and the remaining 40% interest in Beijing Wo Te for a consideration of $998 and $1,496 respectively.  The total goodwill amounted at $1,304 was recorded resulting from the acquisitions, which was fully impaired in 2007 as a result of the downward of the WVAS business outlook.  Beijing Wo Te and Beijing Jin Wang were disposed of in 2009 as set out in Note 4.

In February and July 2006, the Group completed the acquisition of a 60% and a 20% equity interest, respectively in Beijing Jiu Tong Online Technology Development Co., Ltd. (“Beijing Jiu Tong”).  Total purchase consideration was $2,792 in cash.  Goodwill amounted at $1,851 was recorded resulting from the acquisition, which was fully impaired in 2007 as a result of the downward of the WVAS business outlook.  In November 2008, the Group completed the acquisition of the remaining 20% equity interest for a consideration of $29, bringing the Group’s equity interest to 100%.  Goodwill of $21 was recorded at the date of acquisition in 2008, which was fully impaired in 2008 as a result of the downward of the WVAS business outlook.  Beijing Jiu Tong was disposed of in 2009 as set out in Note 4.

In March 2006, the Group completed the acquisition of 100% equity interest in Hunan Zhong Yu Information Technology Co., Ltd. (“Hunan Zhong Yu”).  The total purchase price was $3,145 in cash.  Goodwill amounted at $721 was recorded resulting from the acquisition, which was fully impaired in 2007 as a result of the downward of the WVAS business outlook.  Hunan Zhong Yu was disposed of in 2009 as set out in Note 4.

Other acquisitions

In February 2004, the Group completed the acquisition of the internet advertising business of Mop.com.  The total consideration was $1,262 including cash of $600 and 9,600,000 ordinary shares with an estimated fair value of $0.07 per ordinary share.  Goodwill amounting to $617 was recorded resulting from the acquisition. Mop.com was disposed of in 2010 as set out in Note 4.

In November 2006, the Group completed the acquisition of the business of Beijing Nuomi Wang Technology Development Co., Ltd. (“Beijing Nuomi”) including its domain name, operating platform and login users list of xiaonei.com.  The initial consideration was $3,750 in cash and additional contingent consideration of $1,312 in cash was paid in the year 2007.  Goodwill amounted at $3,710 was recorded resulting from the acquisition.

Acquisition of Wole Inc.

In October 2011, the Company completed the acquisition of the business of Wole including its domain name, operating platform and login users list of 56.com for a total consideration of $80,000, of which $79,600 has been paid in the year 2011. Goodwill of $54,161 was recorded as set out in Note 5.

The VIE arrangements

PRC regulations currently limit direct foreign ownership of business entities providing value-added telecommunications services, advertising services and internet services in the PRC where certain licenses are required for the provision of such services.  To comply with these PRC regulations, the Company currently conducts substantially all of its businesses through two VIEs, Qianxiang Tiancheng and Guangzhou Qianjun.

Qianxiang Shiji, a wholly owned subsidiary of CIAC (“WFOE”), and Beijing Wole, a wholly owned subsidiary of Wole Inc. (“WFOE”) entered into a series of contractual arrangements with the VIEs.  Through the contractual arrangements, described below, the Company has control of the VIEs and the right to substantially all of the risks and rewards of ownership.

Agreements that provide Qianxiang Shiji and Beijing Wole effective control over the VIEs

(1)                                 Power of Attorney and Business Operations Agreement: WFOE holds a power of attorney executed by the legal owners of the VIEs to exercise their voting rights on, including but not limited to dividend declaration, all matters at meetings of the legal owners of the VIEs and through such power of attorney has the right to control the operations of the VIEs.  The Business Operations Agreement specifically and explicitly grants WFOE the principal operating decision making rights, such as appointment of the directors and executive management, of the VIEs.

The term of the business operations agreements is ten years and will be extended automatically for another ten years unless WOFE provides a 30-day advance written notice to VIEs and to each of VIEs’ shareholders requesting not to extend the term three months prior to the expiration date. The expiration dates of the business operation agreements between Qianxiang Shiji and Beijing Wole and the VIEs are December 23,2020 and October 26, 2021, respectively. Neither VIEs nor any of VIEs’ shareholders may terminate the agreements during the term or the extension of the term, if applicable.

Each power of attorney will remain in force for ten years with the same expiration dates as those of the respective business operation agreements and will be automatically renewed upon the extension of the term of the relevant business operation agreement until the earlier of the following events: (i) Nominee loses his/her position in WOFE or WOFE issues a written notice to dismiss or replace Nominee; and (ii) the business operations agreement among WOFE, VIEs and VIEs’ shareholders terminates or expires.

(2)                                 Exclusive Equity Option Agreement and Spousal Consent Agreement: WFOE has the exclusive right to purchase the equity interests of the VIEs from the registered legal equity owners as far as PRC regulations permit a transfer of legal ownership to foreign ownership.  WFOE can exercise the purchase right at any portion and any time in the 10-year agreement period.

Without WOFE’s consent, VIEs’ shareholders shall not transfer, donate, pledge, or otherwise dispose their equity shareholdings in VIEs in any way. The equity option agreement will remain in full force and effect until the earlier of: (i) the date on which all of the equity interests in VIEs have been acquired by WOFE or its designated representative(s); or (ii) the receipt of the 30-day advance written termination notice issued by WOFE to the shareholders of VIEs. The term of these agreements will be automatically renewed upon the extension of the term of the relevant exclusive equity option agreements.

Pursuant to spousal consent letters, the spouse of each of the shareholders of the VIEs acknowledged that certain equity interests of the VIEs held by and registered in the name of his/her spouse will be disposed of pursuant to the equity option agreements. These spouses understand that such equity interests are held by their respective spouse on behalf of the WFOE and they will not take any action to interfere with the disposition of such equity interests, including, without limitation, claiming that such equity interests constitute communal property of marriage. The spousal consent letters have no expiration dates.

Agreements that transfer economic benefits to Qianxiang Shiji and Beijing Wole

(3)                                 Exclusive Technical and Consulting Services Agreement: WFOE and registered shareholders irrevocably agree that WFOE shall be the exclusive technology service provider to the VIEs in return for a service fee which is determined at the sole discretion of WFOE

The term of these agreements is ten years and will be extended automatically for another ten years unless terminated by WOFE. WOFE can terminate the agreements at any time by providing a 30-day prior written notice. VIEs are not permitted to terminate these agreements prior to the expiration date, unless WOFE fails to comply with any of its obligations under these agreements and such breach makes WOFE unable to continue to perform these agreements. The expiration dates of the exclusive technical and consulting services agreements between Qianxiang Shiji and Beijing Wole and the VIEs are December 23,2020 and October 26, 2021, respectively.

(4)                                 Intellectual Property License Agreement: WFOE and registered shareholders irrevocably agree that WFOE shall have the exclusive right to license its intellectual property rights to VIEs in return for a license fee. The term of these agreements will be automatically renewed upon the extension of the term of the relevant intellectual property license agreement.

The term of these agreements will be extended for another five years with both parties’ consents. WOFE may terminate these agreements at any time by providing a 30-day prior written notice. Any party may terminate these agreements immediately with written notice to the other party if the other party materially breaches the relevant agreements and fails to cure its breach within 30 days from the date it receives the written notice specifying its breach from the non-breaching party. The parties will review these agreements every three months and determine if any amendment is needed.

(5)                                 Equity Interest Pledge Agreement: Shareholders of VIEs have pledged all of their equity interests in VIEs with WFOE and WFOE is entitled to certain rights to sell the pledged equity interests through auction or other means if the VIEs or the shareholders default in their obligations under other above-stated agreements.

The term of the agreements between Qianxiang Shiji and the VIE and the shareholders of the VIE is ten years and subject to automatic renewal for an additional ten-year term or earlier termination as set forth in such agreements including upon the date which the VIEs and their shareholders have fully performed their obligations under all other VIE related agreements. The expiration date of the agreements between Qianxiang Shiji and the VIE and the shareholders of the VIE is December 24, 2020.

The agreements between Beijing Wole and the VIE and the shareholders of  the VIE will expire on the earlier of: (i) the date on which the VIE and its shareholders have fully performed their obligations under all other VIE related agreements; (ii) the enforcement of the pledge by the WFOE pursuant to the terms and conditions under this agreement to fully satisfy its rights under such agreements; or (iii) the completion of the transfer of all equity interests of the VIE by  the shareholders of the VIE to another individual or legal entity designated by WFOE pursuant to the equity option agreement and no equity interest of the VIE is held by such shareholders.

Consequently the Company enjoys substantially all of the rewards of ownership of the VIEs and exercises control over them.  As a result, WFOE is the primary beneficiary of the VIEs and has consolidated them from the later of inception or acquisition.

In June 2009, the Financial Accounting Standards Board (“FASB”) issued an authoritative pronouncement to amend the accounting rules for VIE.  The amendments effectively replace the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity’s economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity.  Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity’s economic performance.  The new guidance also requires additional disclosures about a reporting entity’s involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement. The Group adopted the new guidance on January 1, 2010 and the disclosure requirements of the new guidance were retrospectively applied to all the periods presented.

As discussed above, the Company has had two VIEs which it has consolidated under the authoritative literature prior to the amendment discussed above because it was the primary beneficiary of those entities.  Because the Company, through its wholly owned subsidiary, Qianxiang Shiji and Beijing Wole, has (1) the power to direct the activities of the VIEs that most significantly affect the entity’s economic performance and (2) the right to receive benefits from the VIEs, it continues to consolidate the VIEs upon the adoption of the new guidance which therefore, other than for additional disclosures, will have no accounting impact.

·                                          Risks in relation to the VIE structure

The Company and the Company’s legal counsel believe that Qianxiang Shiji’s and Beijing Wole’s contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable.  The shareholders of the VIEs are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements.  However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIE were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Company’s ability to control the VIEs also depends on the power of attorney that Qianxiang Shiji and Beijing Wole have to vote on all matters requiring shareholder approval in the VIEs.  As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Group may be subject to fines or other actions.  The Company does not believe such actions would result in the liquidation or dissolution of the Company, Qianxiang Shiji, Beijing Wole or the VIEs.

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations.

The following consolidated financial information of the Group’s VIEs and its subsidiaries was included in the accompanying consolidated financial statements as of and for the years ended:

	As of December 31,
	2010	2011

Total assets	$78,480	$102,181

Total liabilities	$28,696	$58,226

	Years ended December 31,
	2009	2010	2011

Net revenue-Continuing operations	$46,684	$76,535	$117,339
Net income-Continuing operations	$25,771	$40,758	$14,716
Net loss-Discontinued operations	$(785)	$(777)	$—

	Years ended December 31,
	2009	2010	2011

Net cash provided by (used in) operating activities	$4,671	$30,160	$(3,804)
Net cash used in investing activities	$(4,814)	$(6,095)	$(18,572)
Net cash provided by (used in) financing activities	$4,944	$(1,899)	$(753)

The following consolidated financial information of the Group without its VIEs and VIEs’ subsidiaries was included in the accompanying consolidated financial statements as of and for the years ended:

	As of December 31,
	2010	2011

Total assets	$421,934	$1,266,799

Total liabilities	$8,313	$18,262

	Years ended December 31,
	2009	2010	2011

Net revenue-Continuing operations	$—	$—	$628
Net income-Continuing operations	$44,344	$23,397	$26,540
Net loss-Discontinued operations	$(1,063)	$(2,183)	$—

	Years ended December 31,
	2009	2010	2011

Net cash (used in) provided by operating activities	$(4,614)	$(12,872)	$604
Net cash (used in) provided by investing activities	$(11,884)	$1,830	$(782,327)
Net cash provided by financing activities	$50,655	$34,620	$951,545

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements of the Group include the financial statements of Renren Inc., its subsidiaries, its VIEs and VIEs’ subsidiaries.  All inter-company transactions and balances are eliminated upon consolidation.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenues and expenses in the financial statements and accompanying notes.  Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, fair value of ordinary shares, share-based compensation, income taxes, impairment of goodwill and indefinite-lived intangible assets, fair value of the warrants and purchase price allocation in business combination.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted as to withdrawal or use, and which have maturities of three months or less.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.  The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

·                                          Level 1-inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.

·                                          Level 2-inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

·                                          Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.  The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Investments

(1)                                 Short-term investments

The Group’s short-term investments comprise marketable securities which are classified as available-for-sale or held-to-maturity investments.  The available-for-sale investments are reported at fair values with the unrealized gains or losses recorded as accumulated other comprehensive income in shareholders’ equity.  Short-term investments are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity.  All of the Company’s held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs.

The Group reviews its available-for-sale short-term investments for other-than-temporary impairment (“OTTI”) based on the specific identification method.  The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments.  If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment.  OTTI below cost is recognized as a loss in the income statement.

In April 2009, the FASB issued guidance amending existing GAAP relating to OTTI for debt securities to improve presentation and disclosure of OTTI on debt securities in the financial statements.  The new guidance requires that an entity separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors.  The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows.  The amount due to other factors is recognized in other comprehensive income if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery.  The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

The Group early adopted the new guidance on January 1, 2009.  The adoption of the new guidance did not result in a cumulative-effective adjustment as of January 1, 2009.

(2)                                 Long-term investments

Equity method investments

Investment in an entity where the Group can exercise significant influence, but not control, is accounted for using the equity method.  Under the equity method, the investment is initially recorded at cost and adjusted for the Group’s share of undistributed earnings or losses of the investee.  Investment losses are recognized until the investment is fully written down as the Group does not guarantee the investee’s obligations nor is it committed to provide additional funding.

When the Group’s carrying value in an equity method affiliated company is reduced to zero, no further losses are recorded in the Group’s consolidated financial statements unless the Group guaranteed obligations of the affiliated company or has committed additional funding.  When the affiliated company subsequently reports income, the Group will not record its share of such income until it exceeds the amount of its share of losses not previously recognized.

The management regularly evaluates the impairment of the equity investment based on performance and the financial position of the investee as well as other evidence of market value.  Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financings, projected and historical financial performance, cash flow forecasts and financing needs.  An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Cost method investments

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee’s earnings.  The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.  An impairment loss is recognized in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made.  The fair value of the investment would then become the new cost basis of the investment.

Accounts receivable and allowance for doubtful accounts

Accounts receivable represents those receivables derived in the ordinary course of business.  An allowance for doubtful accounts is provided based on aging analyses of accounts receivable balances, historical bad debt rates, repayment patterns and customer credit worthiness.

Equipment, net

Equipment, net is carried at cost less accumulated depreciation and amortization.  Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Furniture and vehicles	5 years
Computer equipment and application software	2-3 years
Leasehold improvements	Over the lesser of the lease term
or useful life of the assets

Intangible assets, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the purchase method of accounting are estimated by management based on the fair value of assets acquired.  Identifiable intangible assets are carried at cost less accumulated amortization.  Amortization of finite-lived intangible assets is computed using the straight-line method or accelerated method over the following estimated average useful lives, which are as follows:

Domain names, trademarks and online licenses	Indefinite lives
Operating platform and technology	3-8 years
Non-compete agreements	4 years
Game license	0.5-5 years
Login user	0.5-1 year
Technology, user generated content and relationship with broadcastors	6 years
Customer relationship	4 years
Registered user list	3 years
Video content copyright and Webgame cooperation agreement	2 years

Intangible assets with indefinite lives

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite.  An intangible asset that is not subject to amortization is tested for impairment at least annually if events or changes in circumstances indicate that the asset might be impaired.  Such impairment test consists of the fair values of assets and their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values.  The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies.  Significant assumptions are inherent in this process, including estimates of discount rates.

Impairment of long-lived assets and intangible assets with definite lives

Long-lived assets, such as property and equipment and definite-lived intangible assets are stated at cost less accumulated depreciation or amortization.  Depreciation and amortization is computed principally by the straight-line method and accelerated method.

The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets, with determinable useful lives whenever events or changes in circumstances indicate that an intangible asset’s carrying amount may not be recoverable.  The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it.  Impairment exists when the sum of the expected undiscounted future cash flows is less than the carrying value of the asset being evaluated.  Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value.  Fair value is estimated based on various valuation techniques, including the discounted value of estimated future undiscounted cash flows.  The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated.  These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

Goodwill and intangible assets deemed to have indefinite useful lives are not amortized, but tested for impairment upon first adoption and annually, or more frequently if event and circumstances indicate that they might be impaired.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The fair value of each reporting unit is estimated using a discounted cash flow methodology. This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Company’s business, estimation of the useful life over which cash flows will occur, and determination of the Company’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

The Group performs a two-step goodwill impairment test.  The first step compares the fair values of each reporting unit to its carrying amount, including goodwill.  If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required.  If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill.  The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit.  The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.  This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities.  An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.  In estimating the fair value of each reporting unit the Group estimates the future cash flows of each reporting unit, the Group has taken into consideration the overall and industry economic conditions and trends, market risk of the Group and historical information.

Business combination

Business combinations are recorded using the purchase method of accounting.  On January 1, 2009, the Group adopted a new accounting pronouncement with prospective application which made certain changes to the previous authoritative literature on business combinations.

From January 1, 2009, the assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date.  Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.  Previously, any noncontrolling interest was reflected at historical cost.  Acquisition costs are expensed when incurred, while previously acquisition costs were considered as part of the acquisition consideration.

Common forms of the consideration made in acquisitions include cash and common equity instruments.  Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.  For shares issued in a business combination, the Group has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified conditions post-acquisition, from January 1, 2009 the contingent consideration is recognized and measured at its fair value at the acquisition date, and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.  For periods prior to January 1, 2009, contingent consideration was not recorded until the contingency was resolved.

Treasury stocks

Treasury stock represents shares of the company’s stock that have been issued, repurchased by the company, and that have not been retired or canceled. These shares have no voting rights and are not entitled to receive dividends. Treasury stock is recorded at cost.

Revenue recognition

The Group recognizes revenues when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured.

Advertising revenues

The Group provides advertisement placement services in its SNS platforms and online games.  The Group primarily enters into pay-for-time contracts, under which the Group bills its customers based on the period of time to display the advertisements in the specific formats on specific web pages.  The Group also enters into pay-for-volume arrangements, under which it bills its customers on the traffic volume basis, e.g. pay-per-click or pay-per-impression.

For pay-for-time contracts, revenue is recognized ratably over the period the advertising is displayed.

For pay-for-volume contracts, revenue is recognized based on traffic volume tracked and the pre-agreed unit price.

Contractual billings in excess of recognized revenue and payments received in advance of revenue recognition are recorded as deferred revenues.

The Group principally enters into advertising placement contracts with advertisers’ advertising agents and the Group offers volume rebates to certain advertisers’ advertising agents.  The Group recognizes estimated rebates as the reduction of revenues based on a systematic and rational allocation of the cost of honoring rebates earned and claimed to each of the underlying revenue transactions that results in progress by the customer toward earning the rebate or refund.  Estimation of the total rebate is based on the estimates of the sales volume to be reached based on the historic experience of the Group.  If amounts of future rebates cannot be reasonably estimated, a liability will be recognized for the maximum potential amount of the rebates.

Internet Value Added Service (“IVAS”) revenue

Online game revenues

The Group generates revenue from the provision of online game, primarily web-based online game, services.  The online games can be accessed and played by end users free of charge but the end users may choose to purchase in-game merchandise or premium features to enhance their game playing experience using the virtual currency.  The end users can purchase the virtual currency by making direct online payments or purchasing prepaid cards (“PP-Cards”).  The amounts received from direct online payments were recorded initially as deferred revenues.  The Group sells PP-Cards through distributors at a discount to the face value of the PP-Card.  As the Group does not have control over and generally does not know the ultimate selling price of the PP-Cards sold by the distributors, net proceeds received from distributors after deduction of sales discounts are recorded as deferred revenues.

The end users are required to use the access codes and passwords, either obtained from the PP-card or through direct online payment, to exchange the face value of these cards or through of direct online payment to virtual currency and deposit into their personal accounts.  End users consume the virtual currency by purchasing in-game merchandise or premium features online.  The Group recognizes the revenues as the in-game merchandise or premium features are first used by the end users.  The Group calculates the amount of revenues recognized for each unit of virtual currency consumed using moving weighted average method by dividing the total cumulative unrecognized deferred revenues by total unconsumed virtual currency.

Any deferred revenue remaining at the time the term of the inactive PP-cards is expired, which is normally 2 years from the purchase, is recognized as revenues at that time.  The amount associated with the unused virtual currency, which are without contractual expiration term, are carried as deferred revenues indefinitely as the Group was not able to reasonably estimate the amount of virtual currency which will be ultimately given up by the users due to the short operating history of the Group.

The Group also entered into revenue sharing agreements with certain third-party game developers. Under these agreements, the Group provides links of the online games on the Group’s website while the third-party developers operate, including providing game software, hardware, technical support and customer services, the games. All of the web games are developed by third-party game developers and can be accessed and played by game players on the Group’s platforms without downloading separate software. The Group views the game developers to be its customers and considers its responsibility under its agreements with the game developers to be promotion of the game developers’ games. The Group primarily collects payments from game players in connection with the sale of in-game currencies and remits certain agreed-upon percentages of the proceeds to the game developers and records revenue net of remittances. Revenue from the sale of in-game currency is primarily recorded net of remittances to game developers and deferred until the estimated consumption date, (i.e., the estimated date in-game currencies are consumed within the game), which is typically within a short period of time after purchase of the in-game currency. Purchases of in-game currency are not refundable after they have been sold unless there is unused in-game currency at the time a game is discontinued. Typically, a game will only be discontinued when the monthly revenue generated by a game is insignificant. To date, the Group has never been required to pay cash refunds to game players or game developers as a result of the discontinuation of a game, or for any other reason.

Renren open platform program

The Group’s open social networking platforms also allow its users to access for-purchase applications developed by third parties on its platform.  The Group is normally entitled to a 52% share of the revenues made by the third-party application developers pursuant to the revenues sharing agreements entered with the third-party providers.  The Group recognizes this revenue on a net basis when cash is received from the end customer before the balance is remitted to the third party provider.

Social commerce services

In June 2010, the Group began to engage in social commerce services through nuomi.com.  Third-party merchants agree to provide Nuomi users discounted prices when pre-agreed amount of Nuomi users sign up for a deal consisting of particular products, services or events provided by the merchants.  The Group recognizes revenue for the difference of the amounts it collects from Nuomi users and the amount the Group pays to the third-party merchants. The revenues are recognized when all following criteria are met: (i) the number of participating users reaches the minimum requirement of the merchants; (ii) the participating users have made their payments to the Group; (iii) the Group have released the electronic coupons for the agreed discounted prices to the participating users; and (iv) The electronic coupons have been consumed by the participating users. The payments received for unused coupons are initially recognized as other accounts payables and are recognized as revenues when the above criteria have been met.

The third party merchants are responsible and liable for the quality of the products or services provided.  The Group holds the right to claim reimbursements from the third party merchants or deduct from the amounts payable to them.

Business taxes

The Company’s PRC subsidiaries and VIEs are subject to business taxes at the rate of 3.3% for WVAS revenue, 5.5% for games revenue and 8.5% for advertising revenue.  The Group reports revenue net of business taxes.  Business taxes deducted in arriving net revenue during 2009, 2010 and 2011 were $4,798 ,$7,251 and $9,468, respectively.

Platform development costs

The costs to develop the SNS platform, including the costs to develop the websites, new services and features, are recognized in the consolidated statement of operations as incurred.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.  The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the year ended December 31, 2009, 2010 and 2011, respectively.

Fair value of financial instruments

Financial instruments include cash and cash equivalents, accounts receivables, accounts payable, short-term investments, long-term investments, amount due from related parties, amounts due to related parties and warrants.

The available-for-sale short-term investments are carried at fair value.

The carrying values of remaining financial instruments except for long term investments approximate their fair values, principally because of the short-term maturity of these instruments. Fair value of other long-term investments including cost and equity method investments is not disclosed because the fair value of those investments cannot be practicably made without incurring excessive costs.

Research and development expenses

Research and development expenses are incurred in the development of Renren and gaming platform.  The Group has expensed all research and development costs when incurred.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”).  The financial records of the Group’s subsidiaries and VIE located in the PRC, Japan, Taiwan and Korea are maintained in their local currencies, the Renminbi (“RMB”), Japanese Yen (“Yen”), New Taiwan dollar (“TWD”) and Korea Won (“KRW”), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date.  Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred.  Transaction gains and losses are recognized in the statement of operations.

The Group’s entities with functional currency of RMB and Yen, translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency.  Assets and liabilities are translated using the exchange rates in effect on the balance sheet date.  Revenues, expenses, gains and losses are translated using the average rate for the year.  Translation adjustments are report as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Comprehensive income (loss)

Comprehensive income (loss) includes net income or loss, unrealized gain on short-term investment and foreign currency translation adjustments and is reported in the consolidated statements of shareholders’ equity (deficit).

Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument.  The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method, over the requisite service period of the award, which is generally the vesting period of the award.  The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

Share awards issued to non-employees are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

Noncontrolling interest

Effective January 1, 2009, the Group adopted an authoritative pronouncement issued by the FASB regarding noncontrolling interests in consolidated financial statements. The pronouncement requires noncontrolling interests to be separately presented as a component of equity in the consolidated financial statements. The presentation regarding noncontrolling interest was retroactively applied for all the presented periods.

Earnings per share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The Group’s convertible preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis.  Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to the ordinary share, preference to the extent that each class may share income for the period; whereas the undistributed net loss is allocated to ordinary shares only because preferred shares are not contractually obligated to share the loss.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares.  The Group had convertible preferred shares, convertible redeemable preferred shares, stock options and warrants, which could potentially dilute basic earnings per share in the future.  To calculate the number of shares for diluted income per share, the effect of the convertible preferred shares and convertible redeemable preferred shares is computed using the as-if-converted method; the effect of the warrants and stock options is computed using the treasury stock method.

Warrants

Warrants which give the holder the right to exercise the warrant for a share instrument which is potentially redeemable by the Group are classified as a financial instrument in the balance sheet.  The financial instrument will be a liability or an asset since, in the case of certain warrants issued by the Group, the Group can pursuant to the terms of the warrant require the holder to exercise the warrant.  They are initially measured at fair value at the date of issuance and subsequently re-measured at fair valued at the reporting date with changes in fair value recognized in earnings.

Recently issued accounting pronouncements

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board (“IASB”) to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

(1)                                 Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

(2)                                 Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

(3)                                 Premiums or discounts in fair value measure - the guidance states that “premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity…) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.”

(4)                                 Fair value of an instrument classified in a reporting entity’s shareholders’ equity - the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

(5)                                 Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(a)                                 For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(b)                                 The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospective and effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group does not expect the adoption of this pronouncement will have a significant effect on our consolidated financial position or results of operations.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The Group does not expect the adoption of this pronouncement will have a significant effect on our consolidated financial position or results of operations.

In September 2011, the FASB has issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement  permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Group does not expect the adoption of this pronouncement will have a significant effect on our consolidated financial position or results of operations.

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this pronouncement will have a significant effect on our consolidated financial position or results of operations.

SIGNIFICANT RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT RISKS AND UNCERTAINTIES
SIGNIFICANT RISKS AND UNCERTAINTIES

3.                                      SIGNIFICANT RISKS AND UNCERTAINTIES

Foreign currency risk

The RMB is not a freely convertible currency.  The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies.  The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.  Cash and cash equivalents of the Group included aggregate amounts of $34,437 and $218,968 at December 31, 2010 and 2011, respectively, which were denominated in RMB.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash, cash equivalents, term deposits, short term investment, accounts receivable and amounts due from related parties.  The Group places their cash, cash equivalents, term deposits and short term investment, with financial institutions with high-credit ratings and quality.  The Group conducts credit evaluations of customers in online advertising and generally do not require collateral or other security from their customers.

There was no customer who accounted for 10% or more of total net revenue for the years ended December 31, 2009, 2010 and 2011.

There was nil and one single customer who has more than 10% of the consolidated accounts receivable balance as of December 31, 2010 and 2011, respectively.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

4.                                      DISCONTINUED OPERATIONS

(1)                                 Disposition of certain WVAS business in 2009

In late 2008, due to the deteriorating WVAS operating environment, the Group decided to exit its WVAS business.  The Group decided to sell the five subsidiaries that comprised the majority of its WVAS business, which were Beijing Lian Dong Shi Ji Technology Development Co., Ltd. (“Beijing Lian Dong”), Beijing Jin Wang, Beijing Wo Te, Hunan Zhong Yu and Beijing Jiu Tong, to unrelated third parties for a total consideration of $788, of which $58 was received in advance in 2008 and remaining amount was received in 2009 when the transactions were completed.  The Group has presented the results of the sold subsidiaries as discontinued operation for all periods presented.  An aggregate gain of $633, which representing the excess of the consideration of $788 and the carrying amount of the net assets of $155 as of the date of disposals, was recognized for the disposals in the consolidated statement of operations for the year ended December 31, 2009.

(2)                                 Discontinuance of remaining WVAS business in 2010

The Group discontinued its remaining WVAS business carried out in Qianxiang Tiancheng in 2010.  Qianxiang Tiancheng ceased its WVAS business in early 2010 and no gain or loss was recognized by the Group in connection with the discontinuance.

(3)                                 Disposition of Mop.com and Gummy Inc.

To further position the Group’s focus on its SNS operations, the Group decided to dispose certain of its operations.

On December 30, 2010, the Group sold to Oak Pacific Holdings (“OPH”), a company newly incorporated on December 16, 2010 by the Chief Executive Officer (“CEO”) of the Group (“the buyer”) in the Cayman Islands, 100% equity interest in Mop.com and Gummy Inc. a Japanese Subsidiary setup by the company in 2009, for cash consideration of $18,141.  The selling price for Mop.com and Gummy Inc. was determined by the Company having regard the fair market value as appraised by a third party valuation firm Marsh Financial Advisory Services Limited (“Marsh”). Mop.com operates www.mop.com, an internet community website in China and Gummy Inc. is a social internet games provider to the Japanese market.

The buyer issued an interest-free promissory note on December 30, 2010 to the Company to settle the purchase consideration, which was carried as amount due from related parties on the consolidated balance sheet.  The promissory note was paid in cash on June 30, 2011.

The transaction was completed on December 30, 2010.  The Group has presented the results of Mop.com and Gummy Inc. as discontinued operation for all periods presented.  In connection with the disposition of Mop.com and Gummy Inc., the Company has recorded an aggregate gain of $1,341 for the disposals within “Gain on disposal of discontinued operations, net of tax” in the consolidated statement of operations for the year ended December 31, 2010.

Summary operating results from disposal of Mop.com and Gummy Inc and the cessation of business operation of WVAS business which have been segregated from continuing operations in the Group’s consolidated statements of operations for the periods presented were as follows:

	Year ended December 31,
	2009	2010

Net revenues from discontinued operations	$7,714	$5,630

Loss from operations of discontinued operations, before income taxes	(2,096)	(4,320)

Income tax (expense) benefit	(385)	19

Loss from operations of discontinued operations, net of income taxes	$(2,481)	(4,301)

Gain on disposal of discontinued operations	—	$1,767

Tax on gain on disposal of discontinued operations	—	(426)

Gain on disposal of discontinued operations, net of tax	$—	$1,341

As of the date of disposal, the financial positions of Mop.com and Gummy Inc. were as follows:

As of
December 30,
2010

Current assets	$6,557
Non-current assets	$11,903
Current liabilities	$(52,483)
Non-current liabilities	$(2,966)

ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
ACQUISITIONS

5.                                      ACQUISITIONS

On October 27, 2011, in order to expand its video-sharing business to on-line users, the Group acquired Wole Inc., 56.com Ltd., its subsidiary Beijing Wole, its VIE Guangzhou Qianjun and subsidiary of the VIE, Wole Shijie.

The total purchase consideration of $79,600 was fully paid in cash as of the acquisition date. Through this acquisition the Group expanded its video-sharing business to on-line users.

The transaction was accounted for as a business combination using the purchase method of accounting.

The revenue and net loss of the acquiree for two months ended on December 31, 2011 from acquisition date included in the consolidated financial statement of operations of 2011 were $2,228 and $364, respectively.

The purchase price allocation of the transaction was determined by the Group with the assistance of an independent valuation firm, which was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Amortization
		period

Goodwill	$54,161
Net working capital acquired	4,197
Net fixed assets	671
Intangible assets
Domain name, trademarks and online licenses	23,817	Indefinite
Technology	854	6 years
Registered user list	443	3 years
Non-compete agreement	187	4 years
User generated content	1,313	6 years
Video content copyright	348	2 years
Customer relationship	316	4 years
Webgame cooperation agreement	237	2 years
Relationship with broadcastors	443	6 years
Other long-term deferred expense	3
Deferred tax liability	(6,990)
Total	$80,000

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprises (a) the assembled work force and (b) the expected but unidentifiable business growth from the acquisition.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2010 and December 31, 2011 of the Group as if the acquisition had occurred on January 1, 2010. There were no material nonrecurring pro-forma adjustments incurred. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years ended
	December 31,	December 31,
	2010	2011
	(unaudited)	(unaudited)

Pro forma net revenues	$82,579	$127,514
Pro forma net income (loss)	$(67,379)	$39,108

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

6.                                      ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	As of December 31,
	2010	2011

Accounts receivables, net	$12,815	$14,911

Accounts receivable represents amounts earned under advertising contracts at the respective balance sheet dates.  These amounts become billable according to the contract term.

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2009	2010	2011

Balance at beginning of year	$327	$253	$233
Charge to expenses	274	446	831
Transferring out as a result of disposal of discontinued operations	(349)	(176)	—
Reversal	—	—	(429)
Write off	—	(304)	(428)
Exchange difference	1	14	17
Balance at end of year	$253	$233	$224

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

7.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2010	2011

Deposits of share repurchase	$—	$21,455
Advances to suppliers	1,103	14,042
Receivables related to online gaming and social commerce business	4,451	7,100
Interest income receivable	—	6,290
Prepaid expenses	548	5,402
Other current assets	800	3,479
Rental deposits	372	1,621

Total	$7,274	$59,389

In September 2011, the directors of Company approved the share repurchase plan of its outstanding American Depositary Shares (“ADSs”) from the open market within one year time period.  The deposit of share repurchase was fully settled in March 2012 as set out in Note 15. The Company made the deposits of share repurchases of $21,455 to Morgan Stanley (“MS”).

Receivables related to online gaming and social commerce business  represent amounts paid online by end users but held by a third party electronic payment service provider, which were in transition to the Group’s bank accounts as of December 31, 2010 and 2011.  The amount was received by the Group a few days after December 31 2010 and 2011, respectively.

Interest income receivable of $6,290 as of December 31, 2011 was mainly related to the increased term deposits with financial institutions during the year.

Advances to suppliers mainly comprise prepayments for purchasing property and equipment $28 and $2,809 as of December 31, 2010 and 2011, respectively.  Advances to suppliers were non-interest bearing and short-term in nature.

SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
SHORT-TERM INVESTMENTS.
SHORT-TERM INVESTMENTS

8.                                      SHORT-TERM INVESTMENTS

As of December 31, 2010 and 2011, the Company held following short-term investments:

	As of December 31, 2010			As of ended December 31, 2011
		Gross			Gross
		unrealized	Carrying		unrealized	Carrying
	Cost	gains	amount	Cost	loss	amount

Available-for-sale:
Equity securities	$21,506	$40,812	$62,318	$—	$—	$—
Corporate bond	—	—	—	54,272	(879)	53,393

Total	$21,506	$40,812	$62,318	$54,272	$(879)	$53,393

The following table provides additional information on the realized gains and losses of the Company as of December 31, 2010 and 2011, respectively.  For the purposes of determining gross realized gains, the cost of securities sold is based on specific identification.

	Year ended December 31, 2009			Year ended December 31, 2010			Year ended December 31, 2011
	Proceeds	Costs	Gains	Proceeds	Costs	Gains	Proceeds	Costs	Gains

Available-for-sale:
Equity securities	$5,916	$5,161	$755	$1,590	$1,590	$—	$72,390	$21,506	$50,884
Corporate bond	—	—	—	—	—	—	14,101	14,074	27

Total	$5,916	$5,161	$755	$1,590	$1,590	$—	$86,491	$35,580	$50,911

Equity securities

In 2009, the Company purchased stocks and options of two US listed companies (“the investees”).  The investees’ stocks are classified as available-for-sale securities. The Company purchased additional stocks in these two investees in 2009 with costs of $17,294.  In 2009, the Company sold equity securities of one of the investees, and recognized $755 realized gain on marketable securities in the statement of operations.  There is no purchase or sales of equity securities in 2010.

In 2011, the Company sold all remaining equity securities with the cost of $21,506 of the other investee, and recognized $50,884 realized gain on marketable securities in the statement of operations.

Auction market securities

Short-term investments also included investments in auction market securities.  The securities were with long-term stated maturities, however, were treated by the Group as short-term investments as the investments could be sold in the auction process typically every 7 days.  When an auction fails, the Group would have to hold the investment until a buyer is found either in the secondary market or through next auction.  However, such failure occurred only once during the two years period ended December 31, 2009.  The interest is reset as result of each auction process and is paid at the end of each auction period.  The auction market did not carry underlying collateral.  The Group classified the investments in the auction rate securities as available for sale and determined that the fair value of the securities approximate to their costs due to the short auction period.  In January 2010, the Company sold the auction market securities at $1,590, and no gain or loss was recognized in the statement of operations as a result of the sale. The Company recognized interest income $58 for the years ended December 31, 2009.There is no such investment as of December 31, 2010 and 2011.

Corporate bond

In 2011, the Company purchased corporate bond at a total cost of $68,346 from a bank. The corporate bond is classified as available-for-sale securities.  Subsequently, the Company sold $14,074 such corporate bond and received a proceed of $14,101. The Company recognized a realized gain of $27 in the statement of operations related to the sale. The carrying amount of the corporate bond was $53,393 as of December 31, 2011.

LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
LONG-TERM INVESTMENTS.
LONG-TERM INVESTMENTS

9.                                      LONG-TERM INVESTMENTS

	As of December 31,
	2010	2011

Equity method investments:
Mapbar Technology Limited	$—	$26,372
Japan Macro Opportunities Offshore Partners, LP	—	21,547

Total equity method investments	—	47,919

Cost method investments:
Hylink Advertising Co., Ltd.	—	2,381
Beijing Yinuoxingke Technology Ltd.	—	—
Kai Lian Information Technology Co., Ltd.	—	—
Global Net Limited	—	—

Total cost method investments	—	2,381

Total long-term investments	$—	$50,300

Equity method investments

In October 2011, the Group acquired 35% equity interest of Mapbar Technology Limited (“Mapbar”) with a total cash consideration of $26,600 and accounted for the investment using equity method as the Group was able to exercise significant influence on Mapbar.  The Group recorded its share of the loss in Mapbar at $228 due to the operating losses incurred by the affiliated company for the year ended December 31, 2011.

On November 18, 2011, the Group made a $20,000 investment in a Japan based limited partnership Japan Macro Opportunities Offshore Partners, LP. (“JMOOP”). The investment was accounted for using equity method of accounting.  The Group recognized its share of unrealized gain of JMOOP at $1,547 for the year ended December 31, 2011.

Cost method investments

The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.  An impairment loss is recognized in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made.

On April 25, 2011, the Group acquired 2% equity interest of Hylink Advertising Co., Ltd. (“Hylink”) with a total cash contribution of $2,381 and accounted for the investment using cost method as the Group was unable to exercise significant influence on Hylink.  Hylink is mainly engaged in advertising agency service.  The Group had no seat in Board and did not involve in the operation of Hylink, accordingly the Group did not have the ability to exercise significant influence over the operating and financial decisions of Hylink, and thus the Group used the cost method to account for its investment Hylink.

On June 15, 2011, the Group acquired 5% equity interest of Beijing Yinuoxingke Technology Ltd.  (“Yinuo”) with a total cash consideration of $79 and accounted for the investment using cost method as the Group was unable to exercise significant influence on Yinuo .  Yinuo is mainly engaged in IT development, IT transfer and IT consulting.  The Group had no seat in Board and did not involve in the operation of Yinuo, the Group did not have the ability to exercise significant influence over the operating and financial decisions of Yinuo, and thus the Group used the cost method to account for its investment Yinuo. In the fourth quarter of 2011, Yinuo had stopped operation. The investment of $79 in Yinuo was fully impaired as of December 31, 2011.

On June 28, 2007, the Group purchased 15.7% equity interest of Kai Lian Information Technology Co., Ltd. (“Kai Lian”) at $6,564.  The investment was accounted for using cost method of accounting as the Group did not have significant influence over the investee companies.  The investee is engaged in the business of providing bankcard transaction settlement services and online banking services in PRC.  On December 30, 2010, the cost method investment was disposed as a result of disposal of Mop.com and Gummy Inc. as set out in Note 4.

On June 5, 2007, the Group purchased 9,950,000 ordinary shares of Global Net Limited (“Global Net”), which accounts for 19.9% of the total equity interest.  Global Net is mainly engaged in web-based online game development and operation.  The Group had no seat in Board and did not involve in the operation of Global Net, the Group did not have the ability to exercise significant influence over the operating and financial decisions of Global Net, and thus the Group used the cost method to account for its investment in Global Net.  The Group sold the investment in Global Net to a related party on December 30, 2010 at a cash consideration of $302. The Group recognized a $40 gain for the disposal of the investments. The buyer issued an interest-free promissory note on December 30, 2010 to the Company to settle the purchase consideration, which was carried as amount due from related parties on the consolidated balance sheet.  The promissory note was due and paid in cash on June 30, 2011.

EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
EQUIPMENT, NET
EQUIPMENT, NET

10.                               EQUIPMENT, NET

	As of December 31,
	2010	2011

Computer equipment and application software	$21,985	$41,329
Furniture and vehicles	429	779
Leasehold improvements	1,428	2,360

	23,842	44,468
Less: Accumulated depreciation and amortization	(12,535)	(22,167)

	$11,307	$22,301

Depreciation and amortization expenses charged to the statements of operations for the years ended December 31, 2009, 2010 and 2011 were $4,228, $5,589 and $7,829, respectively.

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

11.                               ACQUIRED INTANGIBLE ASSETS, NET

The gross carrying amount, accumulated amortization and net carrying amount of the intangible assets are as follows:

	As of December 31,
	2010	2011

Intangible assets not subject to amortization:
Domain names (i)	$2,125	$—
Domain name, trademarks and online licenses	—	23,901
Intangible assets subject to amortization:
Operating platforms and technology	340	1,214
Game license, webgame cooperation agreement and content copyright	1,800	2,679
User generated content	—	1,317
Customer and broadcastors relationship	—	762
Login users and registered user list	159	612
Non-compete agreement	—	187

	$4,424	$30,672
Less: Accumulated amortization
Operating platforms and technology	$(177)	$(289)
Game license, webgame cooperation agreement and content copyright	(1,417)	(1,982)

User generated content	—	(89)
Customer and broadcastors relationship	—	(57)
Login users and registered user list	(83)	(153)
Non-compete agreement	—	(16)

	$(1,677)	$(2,586)

Intangible asset, net	$2,747	$28,086

(i)                                       In 2010, the domain name www.kaixin.com was fully impaired as a result of the lawsuit against a subsidiary of the Company, as set out in Note 28.  An impairment charge of $739 was recorded in the statement of operations for the year ended December 31, 2010.

In December 2011, the Company decided to stop using two domain names after consolidating all the online games to Renren.com operating platform of the Company. As a result, the Company recorded $2,219 impairment loss for the write-off of the intangible assets related to the two domain names.

Amortization expenses for the years ended December 31, 2009, 2010 and 2011 were $608, $673 and $811, respectively.  Amortization expenses for the years ended December 31, 2012, 2013, 2014, 2015, and after would be $2,031, $1,073, $601, $281, $199, respectively.

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL.
GOODWILL

12.                               GOODWILL

The changes in carrying amounts of goodwill for the years ended December 31, 2010 and 2011 units were as follows:

	Years ended
	December 31, 2010
	Online
	Advertising	Total

Gross amount:
Beginning balance	$8,405	$8,405
Disposal for the year	(3,566)	(3,566)
Exchange difference	206	206

Ending balance	$5,045	$5,045

Accumulated impairment loss:
Beginning balance	$(625)	$(625)

Ending balance	(625)	(625)

Goodwill, net	$4,420	$4,420

	Years ended December 31, 2011
		Online
	56.com	Advertising	Total

Gross amount:
Beginning balance	$—	$5,045	$5,045
Acquisition of Wole (Note 5)	54,161	—	54,161
Exchange difference	193	224	417

Ending balance	54,354	5,269	59,623

Accumulated impairment loss:
Beginning balance	—	(625)	(625)

Ending balance	—	(625)	(625)

Goodwill, net	$54,354	$4,644	$58,998

ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

13.                               ACCRUED EXPENSES AND OTHER PAYABLES

	As of December 31,
	2010	2011

Employee payroll and welfare payables	$4,979	$9,306
Other tax payable	3,733	7,084
Accrued professional, marketing and leasing fees	1,281	6,299
Other payables	1,837	5,455
Liability for advance payment of unvested options	—	2,917
Accrued advertising sales rebate	2,578	47

Total	$14,408	$31,108

In July 2010, seven executive officers and employees of our company provided promissory notes to the Company in connection with their early exercise of their respective share options. The loans bore an interest rate of 5.4% and were to be due and payable at the earlier of such executive officer’s termination of employment with the Company or the first public filing of our registration statement. The loans were secured by the pledge of the ordinary shares which were issued upon the early exercise of the share options. The seven executive officers paid the entire amount under the promissory notes in April 2011. And the balance of unvested share as of December 31, 2011 is $ 2,917.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

14.                               INCOME TAXES

The Company and CIAC are tax-exempted companies incorporated in the Cayman Islands.

Qianxiang Wangjing, incorporated in the PRC on November 11, 2008, qualified as a “software enterprise” in 2009, and therefore was entitled to a two-year exemption starting from the commencement of the profitable year 2009, followed by a 50% reduction in tax rates for the succeeding three years in accordance with the PRC Enterprise Income Tax Law (“EIT Law”).

Shanghai Changda, incorporated in the PRC on October 25, 2010, qualified as a “software enterprise” in 2010, and therefore was entitled to a two-year exemption starting from the commencement of the profitable year 2011, followed by a 50% reduction in tax rates for the succeeding three years in accordance with the PRC EIT Law.

Other subsidiaries and VIEs of the Group domiciled in the PRC were subject to 25% statutory income tax rate in the years presented.

The EIT Law includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within PRC.  If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income.  This would cause any income legal entities organized outside PRC earned to be subject to PRC’s 25% EIT.  The Implementation Rules to EIT Law provide that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. reside within PRC.

Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside PRC should be characterized as PRC residents for EIT Law purposes.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise in PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with PRC that provides for a different withholding arrangement.  The Cayman Islands, where the Company is incorporated, does not have a tax treaty with PRC.

Aggregate accumulated earnings of the Company’s subsidiaries and VIEs located in the PRC that are taxable upon distribution to the Company were $13,224 at December 31, 2010. The Group had determined such undistributed earnings to be indefinitely reinvested in its subsidiaries and VIEs, because Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business in the PRC.  Accordingly, the Group had not accrued deferred tax liability for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of December 31, 2010.

Aggregate accumulated deficits of the Company’s subsidiaries and VIEs located in the PRC were $23,463 as of December 31, 2011. Accordingly, no deferred tax liability had been accrued for the Chinese dividend withholding taxes as of December 31, 2011.

The current and deferred portion of income tax benefit (expenses) was all attributable to the Group’s PRC subsidiaries and VIE, are as follows:

	Years ended December 31,
	2009	2010	2011

Current tax expenses	$4	$—	$1,495
Deferred tax benefits	(35)	(1,332)	(827)
Income tax (benefits) expenses	$(31)	$(1,332)	$668

Increase in current tax expenses in 2011 from prior years was due to the Group has generated taxable income in current year comparing to the taxable loss in prior years.

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2010	2011

Current deferred tax assets
Provision for doubtful accounts	$32	$62
Accrued payroll and welfare	696	1,423
Excessive advertising fees	—	4,429
Intangible assets amortization	—	22
Less valuation allowance	(135)	(4,555)

Current deferred tax assets, net	$593	$1,381

Non-current deferred tax assets
Net operating loss carry forwards	$3,416	$9,861
Less valuation allowance	(2,935)	(9,861)

Non-current deferred tax assets, net	$481	$—

Non-current deferred tax liabilities
Intangible assets	$(516)	$(6,976)

Non-current deferred tax liabilities, net	$(516)	$(6,976)

The increase of valuation allowance from $135 as of December 31, 2010 to $4,555 as of December 31, 2011 was mainly related to the $4,429 deferred tax assets of the excessive advertising fees incurred in 2011, which the Company believes that it will not be utilized in the future years.

The increase of non-current deferred tax liabilities from $516 as of December 31, 2010 to $6,976 as of December 31, 2011 was related to the intangible assets acquired during business acquisition in 2011 as set out in Note 5.

The Company operates through multiple subsidiaries and VIEs and the valuation allowance is considered on each individual subsidiary and VIE basis.  The subsidiaries and VIEs registered in the PRC have total net operating loss carry forwards of $39,728 as of December 31, 2011 which will expire on various dates between December 31, 2012 and December 31, 2016.  Valuation allowances have been established because the Company believes that either it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in future, or the amount involved is not significant.

Reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes is as follows:

	Years ended December 31,
	2009	2010	2011

Income (loss) before provision of income tax	$(68,196)	$(62,527)	$41,672
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(17,049)	(15,632)	10,418
Taxable deemed interest income from inter-company interest-free loans	428	735	179
Non-deductible loss on disposal of subsidiaries and other expenses not deductible for tax purposes	2,198	2,888	(1,312)
Effect of income tax exemption of the Company in the Cayman Islands	17,246	26,234	(15,791)
Effect of income tax exemption of Qianxiang Wangjing and Shanghai Changda	(7,051)	(11,300)	(4,172)
Changes in valuation allowance	4,197	(4,257)	11,346

Income tax (benefits) expenses	$(31)	$(1,332)	$668

If the tax exemption granted to the Group’s subsidiaries, VIEs and VIEs’ subsidiaries, since 2009 had not been available, provisions for income taxes and net income (loss) per share would have been as follows:

	Years ended December 31,
	2010	2011

Provision for income taxes expenses	$9,968	$2,040
Net income (loss) per ordinary share
— basic	$(0.04)	$0.05
— diluted	$(0.04)	$0.04

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2010 and 2011.  The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the adoption of pronouncement issued by FASB regarding accounting for uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within 12 months from December 31, 2011.

Since January 1, 2008, the relevant tax authorities of the Group’s subsidiaries have not conducted a tax examination on Qianxiang Shiji, Qianxiang Wangjing and Beijing Nuomi.  In accordance with relevant PRC tax administration laws, tax years from 2006 to 2011 of the Group’s PRC subsidiaries and VIEs remain subject to tax audits as of December 31, 2011, at the tax authority’s discretion.

ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES
ORDINARY SHARES

15.                               ORDINARY SHARES

The Company has 2,000,000,000 ordinary shares authorized with par value of $0.001 per share.

On January 1, 2009, 1,500,000 ordinary shares were issued to a director upon exercise of share option with proceeds of $270.

On March 16, 2009, the Company issued 214,300 ordinary shares to a shareholder with proceeds of $11.

In August 2010, the Company repurchased 47,142,860 ordinary shares from certain shareholders at the cash amount of $34,179 with repurchase price of $0.725 per share.  The repurchased ordinary shares were canceled immediately.

In August 2010, the Company issued 4,641,660 ordinary shares upon the exercise of share options by two ex-executives of the Company at the cash consideration of $811.

In August 2010, the Company issued 6,416,670 ordinary shares upon exercise of share options at the cash consideration of $755.  And these shares were subsequently repurchased by the Company in October 2010 at $4,652 with repurchase price of $0.725 per share.  The repurchased ordinary shares were canceled immediately.

In October 2010, the Company repurchased 6,888,440 ordinary shares at $3,624.  The repurchased ordinary shares were canceled immediately.

In October 2010, the Board of Director approved and the Company issued 3,000,000 and 7,000,000 ordinary shares to a consultant and two executives at $0.701 per share, respectively.  Cash proceeds of $2,104 was paid by the consultant and the two executives issued promissory notes of $4,909 bearing an interest rate of 5.6% per annum to the Company to settle the issuance consideration.  The promissory notes become due and payable at the earlier of (1)3 years, (2) termination of employment of the two executives with the Group, and (2) immediately prior to the Company’s qualified initial public offering (“IPO”).  The loans are secured by the pledge of the underlying ordinary share to be issued.  The Group recorded the loans receivable as subscription receivable, a contra-account in equity, as of December 31, 2010. The subscription receivable had been collected in April 2011.

On January 31, 2011, the Company repurchased 800,000 ordinary shares from non-employee shareholders at a price of $0.7 per share.

In April 2011, the Board of Directors and the shareholders of the Company approved the following changes to the Company’s share capital.

Immediately prior to the completion of the qualified IPO on May 4, 2011, the Company’s authorized share capital had been divided into 3,000,000,000 Class A ordinary shares with a par value of $0.001 per share and 500,000,000 Class B ordinary shares with a par value of $0.001 per share.

Immediately prior to the completion of the qualified IPO on May 4, 2011 (i) 25,571,420 Series A convertible preferred shares (“Series A shares”), 70,701,580 Series B convertible preferred shares (“Series B shares”) and 173,985,970 ordinary shares held by Mr. Joseph Chen and his transferees which are his affiliates had been automatically converted as Class B ordinary shares on a 1-for-1 basis, (ii) 135,129,480 Series D convertible redeemable preferred shares (“Series D shares”) held by SB Pan Pacific Corporation and its transferees which are its affiliates had been automatically converted as Class B ordinary shares on a 1-for-1 basis, and (iii) all of the remaining ordinary shares and preferred shares that are issued and outstanding had been automatically converted into Class A ordinary shares on a 1-for-1 basis.

On May 4, 2011, the Company completed its IPO of ADSs on the New York Stock Exchange with a total issuance of 61,065,000 ADSs at issuing price of $14 per ADS. Each ADS represents three Class A ordinary shares of the Company. As such, the total ADSs represent 183,195,000 Class A ordinary shares.

In addition, concurrently with the IPO, the Company issued 23,571,426 Class A ordinary shares at a price of US$4.67 per share in private placements with third parties. Total net proceeds received were $777,379 from the IPO and the private placements, net of offering costs of $6,317.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except that (i) in all matters subject to a vote at general meetings of the Company, Class B Ordinary Shares are entitled to ten votes whereas Class A Ordinary Shares are entitled to one vote, and (ii) each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

The Class A and B ordinary shares have the same divided rights and the same earnings per share.

In September 2011, the board of directors approved the Company to repurchase up to $150,000 of its own outstanding ADSs within one year from September 2011. In 2011, the Company used $4,305 to repurchase 1,089,228 ADS through MS in the open market.

In 2011, the Company entered into the call spread agreements totaling of $41,361 million to repurchase 11,000,000 ADSs. During the year ended December 31, 2011, the Company settled 5,000,000 ADSs under the call spread agreements for a total consideration of $21,310.

As of December 31, 2011, the Company has a prepaid balance of $20,051 to MS to repurchase 6,000,000 ADSs, which equal to total consideration for repurchase of ordinary shares at the exercise price less premium for the call options.

The call spread agreements met the definition of derivatives and qualify for classification in equity at fair value.

CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE PREFERRED SHARES
CONVERTIBLE PREFERRED SHARES

16.                               CONVERTIBLE PREFERRED SHARES

In January 2003, 1000 Oaks issued 50,000,000 shares of Series A shares with par value of $0.001 per share for cash proceeds of $350, and the shares were split into 100,000,000 shares in August 2005 which were subsequently exchanged to Renren Inc. Series A convertible preferred shares in 2006 at one-for-one ratio as a result of the Group’s 2006 Re-organization as set out in Note 1.  The Series A shares were considered as equity of the Company and therefore, the proceeds, other than the par value of the Series A shares, were booked as additional paid in capital of the Company.

In June 2003, 1000 Oaks issued 6,835,690 shares of Series B shares, with par value of $0.001 per share, and warrants (“Series B warrants”), which are exercisable to purchase 1,259,990 ordinary shares of the Company, for cash proceeds of $479.  The Series B shares and the warrants were considered as equity of the Company and therefore, the proceeds of $479 was allocated by $25 to warrants and $454 to Series B shares based on their issuance date relative fair value.  Other than the par value of $7, the proceeds for the issuance of Series B shares and warrants were booked as additional paid in capital of the Company.  In August 2005, the Series B shares and Series B warrants were split at one-for-two ratio into 13,671,380 Series B shares and warrants to purchase 2,519,980 ordinary shares along with the 1:2 stock split of ordinary shares.  In August 2005, CIAC issued additional 78,887,300 shares of Series B shares in exchange for promissory notes payable due to related party shareholders at the carrying amount of $2,471.  All Series B shares and Series B warrants were subsequently exchanged to Renren Inc.’s Series B convertible preferred shares and warrants in 2006 at one-for-one ratio as a result of the Group’s 2006 Re-organization as set out in Note 1.

On December 18, 2009, Renren Inc. repurchased 3,500,000 Series A shares and 1,457,140 Series B shares at $2,100 and $874, respectively.  The excess of the repurchase price over the initial issuance price of the repurchased shares, amounting to $2,911, was recorded as an increase of accumulated deficit.  After the completion of this repurchase, the issued and outstanding Series A shares and Series B shares were reduced to 96,500,000 and 91,101,540, respectively.

In January 2010, the Company repurchased 11,400,000 Series A shares and 9,000,000 Series B shares at $6,840 and $5,400, respectively.  In August 2010, the Company repurchased 600,000 Series B shares at $360.  The repurchased Series A and B shares were canceled immediately. The excess of the repurchase price over the initial issuance price of the repurchased shares, amounting to $12,224, was recorded as an increase of accumulated deficit.  After the completion of this repurchase, the issued and outstanding Series A shares and Series B shares were reduced to 85,100,000 and 81,501,540, respectively.

The issued and outstanding Series A shares and Series B shares were converted into ordinary shares immediately prior to the completion of the qualified IPO in May 2011 as set out in Note 15.

The key terms of the Series A shares and Series B shares are set out in Note 17.

CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

17.                               CONVERTIBLE REDEEMABLE PREFERRED SHARES

In March 2006, Renren Inc. issued 215,959,520 shares of Series C convertible redeemable preferred shares (“Series C shares”) for cash proceeds of $48,100 to a group of investors.

On April 4, 2008, Renren Inc. issued 132,052,010 Series D shares for cash proceeds of $130,000 at an average price of $0.98 per Series D share to certain investors.  In connection with the issuance of Series D shares, Renren Inc. also granted certain warrants to a Series D shareholder to purchase additional Series D shares as set out in Note 18.  The warrants were determined as liabilities by the Group and therefore, the Series D shares were initially recorded at $118,074, as the result of deducting $9,165, the initial fair value of the warrants, and $2,761 issuance costs from the $130,000 issuance price.  The Company accreted the carrying amount of the Series D Shares immediately after the initial recognition to the redemption price of $130,000 and the $11,926 accretion amount was recorded as deemed dividend to the holders of the Series D shares in the year 2008.

In 2009, the Company issued additional 75,538,220 Series D shares upon the exercise of 2009 Series D warrants as set out in Note 18.

Upon the issuance of the Series D shares, Renren Inc. also repurchased 50,896,390 Series C shares at $48,100 (“2008 Buyback”), which was recorded as a reduction of carrying amount of the Series C shares.

On December 18, 2009, Renren Inc. further repurchased 37,014,690 Series C shares with cash consideration of $21,656 (“2009 Buyback”).  The consideration was $13,445 higher than the carrying amount of the purchased Series C shares, which was $8,244.  $2,477 of the total $13,445 excess was recorded as a reduction of additional paid in capital and then the remaining $10,968 was recorded as an increase of accumulated deficit when the additional paid in capital was already zero.  As a result of 2009 Buyback, the issued and outstanding Series C shares were reduced to 128,048,440.

In 2010, the Company issued additional 226,614,660 Series D shares upon the exercise of Tranche 3 and Tranche 4 Series D warrants as set out in Note 18.

The issued and outstanding Series C shares and Series D shares were automatic converted into ordinary shares immediately prior to the completion of the qualified IPO as set out in Note 15.

The following is the roll forward of the carrying amounts of Series C and Series D shares for the two years ended December 31, 2010 and 2011:

Carrying
amount
Series C Shares:
Balance as of January 1, 2009	$36,764
Repurchase of Series C shares in December 18, 2009	(8,244)

Balance as of December 31, 2009 and 2010	28,520
Conversion to ordinary shares as set out in Note 18	(28,520)

Balance as of December 31, 2011	$—

Carrying
amount
Series D shares:
Balance as of January 1, 2009	$130,000
Exercise of 2009 Series D warrants (Note 18)	63,398

Balance as of December 31, 2009	193,398
Exercise of Tranche 3 Series D warrants (Note 18)	98,538
Exercise of Tranche 4 Series D warrants (Note 18)	279,503

Balance as of December 31, 2010	571,439
Conversion to ordinary shares as set out in Note 18	(571,439)

Balance as of December 31, 2011	$—

Except for the Series C and Series D shares redemption feature, all of the preferred shares, including Series A, B, C and D shares have substantial the same terms and are summarized as follows:

Redemption

For a period of nine months after March 2, 2011, at the election of the majority holders of the Series C shares, the Company shall redeem all of the outstanding Series C shares in cash at a redemption price per Series C share equal to the applicable original issuance price per Series C share plus all declared but unpaid dividends.

For a period of nine months after April 4, 2013 or 5th anniversary of the actual date of exercise of the 2009 and 2010 Series D warrants as set out in Note 18, at the election of the majority holders of the Series D shares, the Company shall redeem all of the outstanding Series D shares in cash at a redemption price per Series D shares equal to the applicable original issuance price per Series D shares plus all declared but unpaid dividends.

The Series A and Series B convertible preferred shares are not redeemable.

Conversion

Each preferred share shall be convertible, at the option of the holder, at any time after issuance into such number of ordinary shares as determined by dividing the original issuance price by the conversion price.  The conversion price is initially set at the original issuance price and then subject to adjustments for dilution, including but not limited to issuance of additional ordinary shares and share splits, in accordance with the conversion provisions of the Company’s articles of association.  The preferred shares are also automatically converted at the consummation of the Company’s sale of ordinary shares in an underwritten IPO that results in aggregate gross proceeds not less than $50,000 (net of underwriting discounts and commissions).  The conversion price for Series A shares, Series B shares, Series C shares and Series D shares are $0.0035, $0.035, $0.228 and $0.093, respectively.

Voting rights

Each preferred share shall carry a number of votes equal to the number of ordinary shares then issuable upon its conversion into ordinary shares at the record date for determination of the shareholders entitled to vote on such matters.

Dividends

The preferred shares are entitled to receive the same amount of dividend payable to the holders of ordinary shares, if declared by the Board of Directors of the Company, on the as-if converted basis.

Liquidation preference

In the event of any liquidation or sale transaction of the Company, either voluntary or involuntary, distributions to the shareholders of the Company shall be made in the following manner:

(1)                                 on a pari passu basis, each holder of the Series C and Series D shares shall be entitled to receive an amount equal to their original share issuance price for each Series C and Series D shares then held by such holder and an amount equal to all declared but unpaid dividends thereupon, prior to and in preference to any payment or distribution of any of the assets or surplus funds of the holders of the ordinary shares or any other class or series of shares.  If the asset and funds legally available for payment or distribution is insufficient to permit the payment or distribution in full, payment or distribution shall be paid on a pro rata basis among the shareholders of Series C and Series D shares.

As of December 31, 2010, the liquidation value of Series C and Series D shares are $26,713 and $403,854, respectively.

(2)                                 after distribution to holders of Series C and Series D shares in full, each holder of the Series A shares and Series B shares shall be entitled to receive an amount equal to the original share issuance price for each Series A shares and Series B share then held by such holder and an amount equal to all declared but unpaid dividends thereupon, prior to and in preference to any distribution of any of the assets or surplus funds to the holders of the ordinary shares.  If the asset and funds legally available for payment or distribution is insufficient to permit the payment or distribution in full, payment or distribution shall be paid on a pro rata basis to the shareholder of Series A shares and Series B shares.

The remaining assets of the Company, if any, shall be paid or distributed to the holders of Series A shares, Series B shares, Series C shares, Series D shares and ordinary shares on a pro rata basis, based on the number of ordinary shares then held by each shareholder on an as-converted basis.

WARRANTS	12 Months Ended
Dec. 31, 2011
WARRANTS
WARRANTS

18.                               WARRANTS

Series B warrants:

In connection with the issuance of the Series B shares as set out in Note 15, the Company granted Series B warrants purchasing 2,519,980 ordinary shares which were exercisable at any time before June 26, 2008 at exercise price of $0.05 per share.  The Series B warrants were considered equity and were initially booked at $25, which was allocated from the Series B issuance proceeds based on the relative fair value of the Series B shares and Series B warrants.  Such warrants were exercised in June, 2008.

Series D warrants:

In connection with the issuance of the Series D shares, on April 4, 2008, Renren Inc. granted a Series D shareholder warrants to purchase additional 100,717,630 (“2009 Series D warrants”) and 201,435,250 (“2010 Series D warrants”) Series D shares of the Company with exercise price of $0.993 per Series D share.  The 2009 Series D warrants are exercisable by either the warrant holders or the Company in the period beginning on April 4, 2009 and ending on April 4, 2010.  The 2010 Series D warrants are exercisable by either the warrant holders or the Company in the period beginning on April 4, 2010 and ending on April 4, 2011.  The fair value of the 2009 Series D warrants and 2010 Series D warrants was $705 and $8,460, respectively, at the issuance date.  The warrants were determined as free standing financial instruments required to be measured at fair value since the underlying instruments, i.e.  Series D shares are redeemable instruments and therefore the warrants held by the holder are required to be classified as liability and were initially recognized at the fair value of $9,165.  However, the entire instrument comprises both a right for the warrant holder to exercise and a right for the Company to require the warrant holder to exercise.  Consequently, as at December 31, 2008 the Series D warrants were determined to be assets with fair value of $63,710 as a result of the decline of the Company’s fair value since the issuance date of the warrants.  The change in fair value of $72,875 was recorded as a gain in the consolidated statement of operations for the year ended December 31, 2008.

On July 2, 2009, Renren Inc. and the warrant holder entered into an agreement to amend the 2009 Series D warrants and 2010 Series D warrants issued by Renren Inc. on April 4, 2008.  According to the amended agreement, the originally granted Series D warrants were replaced with the following terms:

(1)                                 Change of the structure of the number of warrants granted

While the total number of warrants granted did not change, the structure of the number of warrants granted were agreed to be changed as follows:

Pre-amendment

Tranches	Number of warrants

2009 Series D Warrants	100,717,630

2010 Series D Warrants	201,435,250

Total	302,152,880

After-amendment

Tranches	Number of warrants

2009 Series D Warrants	75,538,220
Tranche 3 Warrants	75,538,220
Tranche 4 Warrants	151,076,440
302,152,880

(2)                                 Change of the exercise periods: The 2009 Series D warrants are exercisable in the period beginning on April 4, 2009 and ending on July 2, 2009.  The Tranche 3 Warrants are exercisable by either the warrant holders or the Company in the period beginning on April 4, 2010 and ending on July 1, 2010, and Tranche 4 Warrants are exercisable with exercising period from April 2, 2010 to July 1, 2011.

(3)                                 Change in exercise party: the 2009 Series D warrants and the Tranche 3 Warrants are exercisable by either the warrant holder or the Company.  The Tranche 4 Warrants are only exercisable by the warrant holder.

After the amendment, the warrant holder exercised its 2009 Series D warrants in 2009 to purchase 75,538,220 Series D shares of the Company.  As a result, the cash proceeds of $63,398, after reduction of $17,007, which was the carrying amount of the warrants asset prior to the exercise, was recorded as addition to the Series D shares.

In July 2010, the Series D warrant holder exercised 75,538,220 shares Tranche 3 Series D warrants.  As a result, the cash proceeds of $84,106 plus $14,432, which was the carrying amount of the warrants liability prior to the exercise, was recorded as addition to the Series D shares.

In December 2010, the Series D warrant holder exercised the 151,076,440 Tranche 4 Series D warrants. The fair value of warrants liability prior to the exercise of $81,743 plus the consideration receivable of $198,090 for the exercise of warrants was recorded as addition to the Series D shares as of December 31, 2010. Cash proceeds of $198,090 was recorded as amounts due from related parties and was received in January 2011.

The change in the carrying amounts, which were also the fair value, of the Series D warrants was summarized as follows:

Amounts

Balance as of January 1, 2009	$(63,710)
Loss on change of fair value of Series D warrants before amendment	17,818
Change in fair value as of the amendment	49,538
Exercise of 2009 Series D warrants	17,007
Loss on change of fair value of Series D warrants after amendment	828

Balance as of December 31, 2009	21,481
Loss on change of fair value of Series D warrants	74,364
Exercise of Tranche 3 Series D warrants	(14,432)
Exercise of Tranche 4 Series D warrants before the exercises	(81,413)

Balance as of December 31, 2010	$—

The fair value of the 2009 Series D Warrants and 2010 Series D Warrants were determined by the Group with the assistance of Marsh, an independent valuation firm, and was determined using the Black-Scholes option pricing model with assumptions as follows:

For 2009 Series D warrants:

	As of	As of	As of
	April 5,	December 31,	December 31,
	2008	2008	2009

Risk-fee rate of return	3.59%	2.47%	1.16%
Expected remaining contractual life of the warrants	2 years	1.26 years	0.5 years
Volatility	49.4%	78.3%	45.7%
Expected dividend yield	—	—	—

For 2010 Series D warrants:

	As of	As of	As of	As of	As of
	April 5,	December 31,	December 31,	July 2,	December 27,
	2008	2008	2009	2010	2010

Risk-fee rate of return	3.67%	3.14%	1.16~1.59%	1.26~1.43%	1.11%
Expected remaining contractual life of the warrants	3 years	2.26 years	0.5~1.5 years	0~1 year	0.5 year
Volatility	48.1%	69.9%	45.7%~65.8%	43.5%	38.0%
Expected dividend yield	—	—	—	—	—

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

19.                               FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Group’s financial assets measured at fair value on a recurring basis as of December 31, 2010 and 2011 include available-for-sale securities as set out in Note 8 based on level 1 input. The Group’s financial liabilities measured at fair value on a recurring basis include warrants to issue Series D shares as set out in Note 18 based on Level 3 inputs as of December 31, 2009.  There were no financial liabilities measured at fair value on recurring basis as of December 31, 2010 and 2011, respectively.

The Company uses quoted prices in active markets for identical assets or liabilities (Level 1 investments) to determine the fair value of available-for-sale securities.

The Group measured the fair value of the warrants using Black-Scholes option pricing model.  In applying the pricing model, the Group considered key inputs, including exercise price, expiration life, risk free rate, dividend yield, expected volatility and the fair value of the underlying instrument of the warrants.  The warrants are considered Level 3 liabilities/assets because the Group used unobservable inputs, reflecting the Group’s assessment of the assumptions market participants would use in valuing these assets and liabilities.

The following table summarizes the Group’s financial assets and liabilities measured and recorded at fair value on recurring basis as of December 31, 2010, and 2011, respectively:

As of December 31, 2010
	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs
	Level 1	Level 2	Level 3	Total

Assets:
Available-for-sale securities	$62,318	$—	$—	$62,318
Total assets at fair value	$62,318	$—	$—	$62,318

As of December 31, 2011
	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs
	Level 1	Level 2	Level 3	Total

Assets:
Available-for-sale securities	$53,393	$—	$—	$53,393
Total assets at fair value	$53,393	$—	$—	$53,393

The following table summarized the movement of the balances of the Group’s financial liabilities measured at fair value with level 3 inputs on a recurring basis:

Amounts

Balance as of January 1, 2009	$(63,710)
Exercise of 2009 Series D warrants	17,007
Loss on change of fair value of Series D warrants	68,184

Balance as of December 31, 2009	21,481
Exercise of 2010 Series D warrants	(95,845)
Loss on change of fair value of Series D warrants	74,364

Balance as of December 31, 2010	$—

Measured at fair value on a non-recurring basis

The Group measured the equity method investment in Mapbar and JMOOP and cost method investment in Hylink at fair value on a nonrecurring basis when they are deemed to be other-than temporarily impaired as set out in Note 9. The determination of fair value of the investment involves judgment as to the severity and duration of the decline below fair value.  The fair values of these investments are determined based on best information available, primarily the management estimation on the future performance of the investees and the recoverability of the investment.

The Group re-measured certain intangible assets at their value on a nonrecurring basis as results of the impairment loss recognized in 2011, as set out in Note 11.  The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and discount rate.

NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2011
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST
20.                               NONCONTROLLING INTEREST
Total

Noncontrolling interest in Qingting Changyou	$542
Net loss	(252)
Exchange Difference	10

Balance as of December 31, 2011	$300

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

21.                               SHARE-BASED COMPENSATION

Stock Options

The Company adopted 2003 Stock Incentive Option Plan (the “2003 Plan”), 2004 Stock Incentive Option Plan (the “2004 Plan”), 2005 Stock Incentive Option Plan (the “2005 Plan”), 2006 Stock Incentive Option Plan (the “2006 Plan”), 2008 Stock Incentive Option Plan (the “2008 Plan”), and 2009 Stock Incentive Option Plan (the “2009 Plan”) for the granting of stock options and incentive stock options to employees and executives to reward them for service to the Company and to provide incentives for future service.

In October 2007, the Company’s Board of Directors approved 27,006,040 shares for option grants under the 2006 Plan.  The majority options will vest over four years where 25% of the options will vest at the end of the first year, 25% will vest yearly in the second year through the fourth years.  The stock options expire 10 years from the date of grant.  All the authorized 27,006,040 options were granted to employees, management and external advisors in 2007.

On January 31, 2008, the Company’s Board of Directors approved 60,312,000 shares for option grants under the 2008 Plan.  The options were granted in two batches with the majority options to be vested over four years.  For Batch I options, 25% will be vested on the first anniversary and the remaining will vest 1/36 monthly from the second year to the fourth year, whereas Batch II options will be vested evenly on monthly basis over the four years period.  The stock options expire in 10 years from the date of grant.  All the authorized 60,312,000 options were granted to employees and management in 2008.

On October 15, 2009, the Company’s Board of Directors approved 39, 064,000 shares for option grants under the 2009 Plan.  The options will vest over three years where 25% of the options will vest on the grant date, 75% will vest evenly each subsequent calendar month through the three years.  The stock options expire in 10 years from the date of grant.  All the authorized 39, 064,000 options were granted to employees and management in 2009.

On various dates from March to October 2010, the Company granted 3,980, 630 stock options to certain employees and advisor at exercise price of $1.80 per share.  The options will vest either (1) 100% immediately upon grant, (2) over two years where 50% of the options will vest at the end of the first year, 1/24 will vest at each of the monthly anniversary for the grant date from the second year or (3) over four years where 25% of the options will vest at the end of the first year, 1/36 of the remaining 75% will vest at each of the monthly anniversary for the grant date from the second year through the fourth years.

In June 2010, the Board of Directors approved the early exercise of 84,395,110 stock options held by seven company executives in exchange for promissory notes with an interest rate of 5.4% per annum.  The early exercise did not change the vesting schedule and other terms of the options granted.

The promissory notes are due and payable at the earlier of 3 years from issuance, termination of employment with the Group, or an initial public offering of the Company or any subsidiaries of its subsidiaries.  The loans are secured by the pledge of the underlying ordinary share issued upon the early exercise.

The promissory notes are considered in-substance nonrecourse loans and consequently in substance the options still remain to be exercised. The shares issued upon the early exercise were not included in the calculation of basic earnings per share. The promissory notes have been fully paid in 2011.

The exercise with promissory notes was considered as a modification to the share-based compensation arrangement but without an incremental compensation cost.

In January 2011, the Board of Directors approved the early exercise of 44,000 stock options held by David Chao. The shares were legally issued but unvested, and the Company recorded par value in ordinary shares and difference between cash received and par value in additional capital.

In January 2011, the Company granted 12,608,500 share options to certain employees and advisors at the exercise price of $1.2 per share, where 25% of the options were vested on December 31, 2011 and 1/36 of the remaining 75% will be vested at each of the monthly anniversary of the grant date since December 31, 2011 through the end of the fourth year. The Group has determined the grant day fair value of the options was $7,649, which will be recognized in the consolidated statement of operations in the next four years.

The share options granted to the advisors have been accounted for share-based compensation to non-employees and marketed to market at the end of each period during vesting period. Total non-employees share-based compensation expenses was $ 662 for the year ended December 31, 2011.

In April 2011, the Board of Directors approved the early exercise of 440,000 share options held by a director of the Company at the cash proceeds of $528. The early exercise did not change the vesting schedule and the terms, automatic forfeiture upon employment termination before the original vesting period, of the options granted.

In September 2011, the Company granted 519,000 share options to certain employees with the exercise price of $1.76 per share, where 25% of the options were vested on various defined vesting commencement date per the share option agreements and 1/36 of the remaining 75% will be vested at each calendar month subsequent to first anniversary of the vesting commencement date through the end of the fourth year.

In December 2011, the Company granted 1,639,107 share options to certain employees with exercise price of $1.1 per share. For 60,000 share options of the total share options granted, 25% of the share options were vested on November 9, 2012 and 1/36 of the remaining 75% will be vested at the ninth day of each calendar month after November 9, 2012 through the end of the fourth year. For 1,579,107 share options of the total share options granted, 25% of the options were vested on December 31, 2012 and 1/36 of the remaining 75% will be vested at the end of each calendar month after December 31, 2012 through the end of the fourth year.

The fair value of the options granted is estimated on the date of grant using the Black-Scholes option-pricing model with assistance from Marsh, an independent valuation firm, with the following assumptions used.

	Year ended December 31,
	2009	2010	2011

Risk-free interest rate	3.16%	0.96~3.49%	1.62~3.25%
Expected life (years)	6.08	0.36~7.27	5.92~6.09
Volatility rate	63.60%	42.0%~61.0%	54%~55%
Dividend yield	—	—	—

(1)                                 Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(2)                                 Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China Sovereign Bonds with a maturity period close to the expected term of the options.

(3)                                 Expected term

For the options granted to employees, as the Company did not have sufficient historical share option exercise experience, it estimated the expected term as the average between the vesting term of the options and the original contractual term.

For the options granted to non-employees, the Company estimated the expected term as the original contractual term.

(4)                                 Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)                                 Exercise price

The exercise price of the options was determined by the Group’s board of directors.

(6)                                 Fair value of underlying ordinary shares

Before initial public offering, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation.  The management estimated the fair value of the ordinary shares on the grant dates with the assistance of Marsh, an independent valuation firm. After initial public offering, the market price of the Company’s ordinary shares on the grant date was used.

The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 were $83, $10,786 and $74,233, respectively.

The following table summarizes information with respect to share options outstanding as of December 31, 2011:

	Options outstanding				Options exercisable
		Weighted	weighted	weighted		Weighted	Weighted	weighted
		average	average	average		average	average	average
	Number	remaining	exercise	intrinsic	Number of	exercise	contractual	intrinsic
Range of exercise prices	outstanding	contractual life	price	value	exercisable	price	remaining life	value

$0.08~$0.18	44,876,019	6.62	$0.17	$45,308	25,899,021	$0.17	5.79	$26,268
$0.2~$0.3	1,143,880	4.87	$0.23	1,085	1,143,870	0.23	4.87	1,085
$0.35~$0.38	1,120,000	5.78	$0.36	927	1,119,990	0.36	5.78	927
$1.1~$1.2	11,647,607	9.15	$1.19	—	2,419,338	1.20	9.02	—
$1.76	519,000	9.73	$1.76	—	—	—	—	—
$3.33	2,604,000	9.30	$3.33	—	—	—	—	—
	61,910,506			$47,320	30,582,219			$28,280

		weighted	weighted	weighted
		average	average	average
		exercise	fair value	intrinsic value
	Number of shares	price	at grant date	at grant date
Balance, January 1, 2011	122,907,500	$0.18
Granted	18,113,107	1.60	1.60	—
Exercised	(74,329,066)	0.18
Cancelled	(4,781,035)	1.16
Balance, December 31, 2011	61,910,506	0.51
Exercisable, December 31, 2011	30,582,219	$0.26
Expected to vest, December 31, 2011	31,328,287	$0.76

The following table summarizes the activity of the stock options granted:

		Weighted	Weighted	Weighted average
		average	average fair	intrinsic value
	Options	exercise price	value per option	per option
Grant date	granted	per option	at grant date	at the grant dates

Balance, January 1, 2009	100,564,580	$0.18
Granted	39,064,000	0.18	$0.22	$0.04
Exercised	(1,500,000)	0.18
Forfeited	(2,837,170)	0.18
Balance, December 31, 2009	135,291,410	0.18
Granted	3,980,630	0.18	$0.36	$0.18
Exercised	(11,058,330)	0.14
Forfeited	(5,306,210)	0.18
Balance, December 31, 2010	122,907,500	0.18
Granted	18,113,107	1.60	$1.60	$—
Exercised	(74,329,066)	0.18
Forfeited	(4,781,035)	1.16
Balance, December 31, 2011	61,910,506	0.51
Exercisable, December 31, 2010	79,237,070	$0.18
Exercisable, December 31, 2011	30,582,219	$0.26
Expected to vest, December 31, 2011	31,328,287	$0.76

For employee stock options, the Group recorded share-based compensation of $2,133 and $2,790 and $4,861 during the years ended December 31, 2009, 2010, and 2011 respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

For non-employee options the Group recorded share-based compensation of $123, $8, and $662 during the years ended December 31, 2009, 2010, and 2011 respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

These amounts were classified as research and development expenses at $232, $572 and $1,628 selling and marketing expenses at $78, $121 and $448 and general and administrative expenses at $1,946 (including $123 for non-employees), $2,105 (including $8 for non-employees) and $3,447 (including $662 for non-employees) respectively, for the years ended December 31, 2009, 2010 and 2011, in the accompanying consolidated statement of operations.

As of December 31 2011, there was $12,751 unrecognized share-based compensation cost relating to share options.  This amount is expected to be recognized over a weighted-average vesting period of 2.04 years.

Restricted Shares

In May 2011, the Company granted 18,000 restricted Class A ordinary shares to David Chao under 2009 Share Incentive Plan. The restricted shares were vested in three months from May 12, 2011.

In September 2011, the Company granted 60,000 restricted Class A ordinary shares to an employee under 2009 Share Incentive Plan. 25% of the total restricted shares will be vested on August 31, 2012 and thereafter the remaining 75% will be vested at the ending of each calendar month subsequent to September 1, 2012.

In December 2011, the Company granted 3,750,000 restricted Class A ordinary shares to employees under 2009 Share Incentive Plan.  25% of the restricted shares will be vested on the first anniversary of the vesting commencement date as of October 26, 2012 and thereafter the remaining 75% will be vested at the 26th day of each calendar month subsequent to October 26, 2012.

A summary of the restricted shares activity is as follows:

		Weighted
	Weighted	average fair value
	number of	per ordinary
	restricted	share at the
	shares	grant dates

Granted	3,828,000	$1.12
Vested	(18,000)	4.20
Forfeited	—	—
Outstanding as of December 31, 2011	3, 810,000	$1.11

The total fair value of restricted shares vested during the years ended December 31, 2011 was $4,230, respectively.

The Company recorded compensation expense based on the fair value of restricted shares on the grant dates over the requisite service period of award using the straight line vesting attribution method.  The fair value of the restricted shares on the grant date was the closing market price of the ordinary shares as of the date.  For restricted share granted in 2011, the fair value at the date of grant was $ 1.12 per share.  The related compensation expense of $255 was recorded in 2011.

There was total unrecognized compensation expense of $3,639 related to restricted shares granted as of December 31, 2011.  The expense is expected to be recognized over a weighted-average period of 3.82 years according to the graded vesting schedule.

The amount of share-based compensation attributable to selling and marketing, research and development and general and administrative expenses, and included in those line items in the accompanying consolidated statements of operations is as follows:

	Year ended December 31,
	2009	2010	2011

Gross amount:
Selling and marketing	$78	$121	$448
Research and development	232	572	1,628
General and administrative	1,946	2,105	3,447
Total share-based compensation expense	$2,256	$2,798	$5,523

The total income tax benefit recognized in the statements of operations for share-based compensation was nil for 2009, 2010, and 2011.

SUBSCRIPTION RECEIVABLE	12 Months Ended
Dec. 31, 2011
SUBSCRIPTION RECEIVABLE
SUBSCRIPTION RECEIVABLE

22.                               SUBSCRIPTION RECEIVABLE

In October 2010, the Company issued 7,000,000 ordinary shares to two Company executives at $0.701 per share, respectively.  The two executives issued promissory notes of $4,909 bearing an interest rate of 5.6% per annum to the Company to settle the issuance consideration.  The promissory notes become due and payable at the earlier of (1)3 years, (2) termination of employment of the two executives with the Group, and (2) immediately prior to the Company’s qualified IPO.  The loans are secured by the pledge of the underlying ordinary shares to be issued.  The Group recorded the loans receivable as subscription receivable, a contra-account in equity, as of December 31, 2010. The subscription receivable had been collected in April 14, 2011.

EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS	12 Months Ended
Dec. 31, 2011
EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS
EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS

23.                               EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS

The Company entered into contracts with a bank with respect to dual currency deposits (“DCDs”), which were denominated in currencies other than the functional currency of the Company and were generally of 7 days to 21 days duration at a fixed interest rate.  The Group made the investment in dual currency deposits for the purpose of enhancing the yields of the Group’s cash balances.  At December 31, 2010 and 2011, there was no DCD contract outstanding, and due to the fluctuation of the foreign exchange rates, the Group recognized a profit of $1,673, $3,781 and $2,013 for the years ended December 31, 2009, 2010 and 2011, respectively.

Exchange gain of $ 5,740 was attributable in bank deposit for the year ended December 31, 2011.

RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

24.                               RELATED PARTY BALANCES AND TRANSACTIONS

Details of related party balances and transactions as of December 31, 2010 and 2011 are as follows:

(1)                                 Amount due from related parties

As of December 31, 2010 and 2011, amounts due from related parties are $218,456 and $573, respectively,  and details are as follows:

(a)                                 Other receivables from management:

	As of December 31,
	2010	2011

James Jian Liu, a director of the Company	$747	$—
Hui Huang, Chief Financial Officer of the Company	68	—
Joseph Chen, a director of the Company	1,108	—
Total	$1,923	$—

The amount was unsecured and non-interest bearing and fully settled in 2011.

(b)                                 Consideration receivable from disposal of Mop.com and Gummy Inc.:

	As of December 31,
	2010	2011

OPH, an entity controlled by the CEO of the Company (Note 4)	$18,443	$—

Total	$18,443	$—

The amount $ 18,443 was settled in January 2011.

(c)                                  Consideration receivables from exercise of Tranche 4 Series D warrants:

	As of December 31,
	2010	2011

Softbank Inc., a principal Shareholder (Note 18)	$198,090	$—

The consideration was subsequently received in January 2011.

(d)                                 Receivables with related parties :

	As of December 31,
	2010	2011

Gummy Inc., subsidiary of Oak Pacific Holdings (“OPH”)	$—	$19
Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH	—	78
Sinoway International Education Group Limited, equity method investment of OPH	—	476

Total	$—	$573

OPH is an entity controlled by the CEO of the Company. The two subsidiaries of OPH, Gummy Inc. and Beijing Qian Xiang Hu Lian Technology have acted as collection agents of the Group during 2011.  The Group has provided advertising services to Sinoway International Educational Group Limited, an equity investment of OPH. The amounts are unsecured and non-interest bearing.

(2)                                 Payables due to related party:

	As of December 31,
	2010	2011

Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH	$—	$51

Total	$—	$51

Beijing Qian Xiang Hu Lian Technology has provided internet services to the Group. The amounts are unsecured and non-interest bearing.

(3)                                 Transactions with related parties for amount due from related parties

	Years ended December 31,
	2009	2010	2011

SIE advertising service provided to Sinoway International Education Group Limited, equity method investment of OPH	$—	$—	$689
Back office service provided to Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH	—	—	341
Third party payment collection service provided to Beijing Wang Lu Technology Co., Ltd., subsidiary of OPH	—	—	47
Third party payment collection service provided to Gummy Inc., subsidiary of OPH	—	—	44

Total	$—	$—	$1,121

(4)                                 Transactions with related parties for amount due to related parties

	Years ended December 31,
	2009	2010	2011

LBS service provided by Mapbar Technology Limited	$—	$—	$76
Internet service provided by Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH	—	—	$51

Total	$—	$—	$127

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
SEGMENT INFORMATION

25.                               SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.  The Group has one operating segment.

Components of net revenues are presented in the following table:

	Years ended December 31,
	2009	2010	2011

Online advertising	$18,408	$32,003	$59,613
IVAS:
Online gaming	23,565	34,413	42,289
Other IVAS	4,711	10,119	16,065

Sub-total	28,276	44,532	58,354

Total	$46,684	$76,535	$117,967

Substantially all of the Company’s revenue for the years ended December 31, 2009, 2010 and 2011 was generated from the PRC.

As of December 31, 2010 and 2011, respectively, substantially all of long-lived assets of the Group are located in the PRC.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
EARNINGS PER SHARE

26.                               EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net loss per ordinary share for the years ended:

	Years ended December 31,
	2009	2010	2011

Net income (loss):
Income (loss) from continuing operations	$(68,267)	$(61,195)	$41,004
Income (loss) on discontinued operations, net of taxes	(1,848)	(2,960)	—
Net income (loss)	(70,115)	(64,155)	41,004
Add: net loss from discontinued operations attributable to noncontrolling interest	—	—	252
Net income (loss) attributable to Renren Inc. shareholders before allocation to participating securities	(70,115)	(64,155)	41,256
Less: Net income (loss) allocated to participating securities (i)
Excess of repurchase consideration paid over carrying value of Series A preferred share (ii)	(2,088)	(6,800)	—
Other distributed earnings allocated to Series A shares	—	—	—

Net income attributable to Series A preferred share holder for computing basic net income per ordinary share	$(2,088)	$(6,800)	$—
Excess of repurchase consideration paid over carrying value of Series B preferred share (ii):	(823)	(5,424)	—
Other distributed earnings allocated to Series B shares	—	—	—

Net income attributable to Series B preferred share holder for computing basic net income per ordinary share	(823)	(5,424)	—
Excess of repurchase consideration paid over carrying value of Series C preferred share (ii):	(13,445)	—	—
Other distributed earnings allocated to Series C shares	—	—	—

Net income attributable to Series C preferred share holder for computing basic net income per ordinary share	(13,445)	—	—
Accretion to Series D shares to the redemption value	—	—	—
Other distributed earnings allocated to Series D shares	—	—	—

Net income attributable to Series D preferred share holder for computing basic net income per ordinary share	—	—	—
Net income (loss) allocated for computing net income (loss) per ordinary shares
- continuing operations	(84,623)	(73,419)	41,004
- discontinued operations	(1,848)	(2,960)	—
Net loss attributable to the noncontrolling interest, net of taxes	—	—	252

Net loss attributable to Renren Inc. shareholders	$(86,471)	$(76,379)	$41,256

Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-basic	250,730,367	244,613,530	850,670,583
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	—	—	50,669,798
Weighted average ordinary shares outstanding used in computing diluted earnings per share	—	—	50,669,798

Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-diluted (iii)	250,730,367	244,613,530	901,340,381

Net loss per ordinary share attributable to Renren Inc. shareholders - basic:
Income (loss) from continuing operations	$(0.34)	$(0.30)	$0.05
Loss on discontinued operations	(0.01)	(0.01)	—

Net loss per ordinary share attributable to Renren Inc. shareholders - basic:	$(0.35)	$(0.31)	$0.05

Net loss per ordinary share attributable to Renren Inc. shareholders - diluted:
Income (loss) from continuing operations	$(0.34)	$(0.30)	$0.05
Income (loss) on discontinued operations	(0.01)	(0.01)	—

Net loss per ordinary share attributable to Renren Inc. shareholders - diluted:	$(0.35)	$(0.31)	$0.05

Notes:

(i)            The Group has determined that its convertible preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis.  The holders of the preferred shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares.  Accordingly, the Group uses the two-class method of computing net income per share, for ordinary and preferred shares according to participation rights in undistributed earnings.

(ii)           The Company repurchased certain Series A, B and C preferred shares in year 2009 and 2010, respectively, as set out in Note 15 and Note 16.  The excesses of the cash consideration paid by the Company to redeem such preferred shares over the carrying amount of the preferred shares as of the redemption dates were subtracted from the net income (loss) to arrive at the net income (loss) allocated for computing net income (loss) for ordinary shares for continuing operations.

(iii)          The Series A shares, Series B shares, Series C shares, Series D shares and Series D warrants outstanding during 2009 and 2010 could potentially dilute basic net income per share in the future, but were excluded from the computation of diluted net income (loss) per share for the years ended December 31, 2009 and 2010 because their effect would be anti-dilutive.

COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS
COMMITMENTS

27.          COMMITMENTS

(a)           Operating lease as lessee

The Group leases its facilities and offices under non-cancelable operating lease agreements.  In addition, the Group pays telecommunications carriers and other service providers for telecommunications services and for hosting its servers at their internet data centers under non-cancelable agreements, which are treated as operating leases.  These leases expire through 2012 and are renewable upon negotiation.  Rental expenses under operating leases for 2009, 2010 and 2011 were, $9,395, $13,527, and $17, 374, respectively.

The remaining lease commitment will be paid in 2012 and 2013.Future minimum lease payments under such leases as of December 31, 2011 were as follows:

2012	$22,058
2013	8,835
$30,893

(b)           Capital commitments

As of December 31, 2011, capital commitments for purchase of office property are $30,948 which will be due in 2012.

CONTINGENCY	12 Months Ended
Dec. 31, 2011
CONTINGENCY
CONTINGENCY

28.          CONTINGENCY

(i)            As of December 31, 2009, one of the subsidiaries of the Group was involved in a pending lawsuit as the defendant.  The plaintiff filed a claim of $1,465 against the subsidiary of the Group that has arisen in the normal course of business.  Based on the advice of counsel and the Group’s assessment, a liability of $732 was accrued in other payables for potential liability upon settlement of this lawsuit which represented the 50% of the claimed amount by the plaintiff and reflected the reasonable estimate of the management on the probable unfavorable outcome of the litigation considering all available information at that time.

In October 2010, the local court in Beijing rendered a judgment, which requested the Group to pay damages in an amount equivalent to approximately $60 to the plaintiff. The plaintiff appealed the court’s ruling and based on available information, the management reversed $581 of the accrual and retained $151 accrual as of December 31, 2010. On April 11, 2011, the Beijing Higher People’s Court announced its final judgment, which rejected the appeal by Kaixin001.com, and sustained the original judgment by the local court in Beijing. As a result, the Group paid damages in an amount equivalent to approximately $60 to the plaintiff and reversed accruals accordingly.

(ii)           As the social commerce industry in China is at an early stage of development, currently there are no PRC laws or regulations specifically governing the social commerce business in China. In particular, currently there is no PRC law or regulation specifically addressing the business tax obligations associated to social commerce services. The Group believes it is appropriate and reports revenue for business tax purposes to the relevant government authority in the same manner as the revenues are recognized from an accounting perspective, i.e. on a net basis as set out in Note 2. However, if the relevant government authority were to determine that business tax should be paid on the gross amount of sales relating to the social commerce services, this would result in an increase of approximately $650 and $6,957 of additional liability for business tax and a consequent reduction in net income for the year 2010 and 2011, respectively. In addition, the PRC tax authorities may impose late payment fees and other penalties on the Group for any unpaid business taxes.

EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

29.          EMPLOYEE BENEFIT PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees.  The Group accrues for these benefits based on certain percentages of the employees’ salaries.  The total provisions for such employee benefits were $3,344, $6,078 and $10,676 for the years ended December 31, 2009 , 2010 and 2011 respectively.

STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2011
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS

30.          STATUTORY RESERVES AND RESTRICTED NET ASSETS

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Group’s subsidiaries and VIEs located in the PRC (mainland), being foreign invested enterprises established in the PRC (mainland), are required to provide for certain statutory reserves, namely general reserve, enterprise expansion reserve, and staff welfare and bonus reserve, all of which are appropriated from net profit as reported in their PRC statutory accounts.  The Group’s subsidiaries are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital.

Appropriations to the enterprise expansion reserve and the staff welfare and bonus reserve are to be made at the discretion of the board of directors of each of the Group’s subsidiaries.

The appropriation to the enterprise expansion these reserves by the Group’s PRC (mainland) subsidiaries were $2,595 ,$2,595 and $3,507 for the years ended December 31, 2009 ,2010 and 2011.

As a result of these PRC laws and regulations and the requirement that distributions by PRC entities can only be paid out of distributable profits computed in accordance with PRC laws and regulations, the PRC entities are restricted from transferring a portion of their net assets to the Group.  Amounts restricted include paid-in capital and the statutory reserves of the Company’s PRC subsidiaries and VIEs.  As of December 31, 2010 and December 31, 2011, the aggregate amounts of capital and statutory reserves restricted which represented the amount of net assets of the relevant subsidiaries and VIEs in the Group not available for distribution were $29,748 and $62,275.  As of December 31, 2010 and December 31,2011, the aggregate amounts of net assets of the relevant subsidiaries and VIEs in the Group free of restriction from distribution was $11,127 and $30,546.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

31.          SUBSEQUENT EVENTS

Purchase of marketable securities and subscription of US IPO

As of the date of this report, the Company had purchased marketable securities of certain US listed companies at an aggregate consideration of $20,847.

Beijing Qingting Changyou Technology Development Co. Ltd. (Qingting Changyou) agreement

The Group entered an agreement with eLong Inc (“eLong”) in February 2012 to purchase the remaining 35% equity interests of Qingting Changyou from eLong at the total cash consideration of $555. As a result, Qingting Changyou became a 100% owned subsidiary of the Group.

Issuance of share options

On April 5, 2012, the Company issued 24,636,000 share options under the Company’s 2011 share incentive plan to its executives, non-executives directors and employees with the exercise price of $1.82 per share. For 24,300,000 share options of the total share options, 25% of the options will be vested on April 4, 2013 and 1/36 of the remaining 75% will be vested at the fourth day of each calendar month after April 4, 2013 through the end of the fourth year. For 240,000 share options of the total share options, 25% of the options will be vested on February 28, 2013 and 1/36 of the remaining 75% will be vested at the end of each calendar month after February 28, 2013 through the end of the fourth year. For 90,000 share options of the total share options, 25% of the options will be vested on January 8, 2013 and 1/36 of the remaining 75% will be vested at the eighth day of each calendar month after January 8, 2013 through the end of the fourth year. For 6,000 share options of the total share options, 25% of the options will be vested on March 18, 2013 and 1/36 of the remaining 75% will be vested at the eighteenth day of each calendar month after March 18, 2013 through the end of the fourth year. The Group has determined the fair value of the options was approximately $24,000 on the grant date, which will be recognized as a share-based compensation cost in the consolidated statements of operations in the next four years on a straight line basis.